Federated Latin American Growth Fund
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000

                                 VERY IMPORTANT

                           Enclosed is an important proxy statement and proxy vote card which requires your signature.

                  They relate to the transfer of the assets of
                      Federated Latin American Growth Fund
                            in exchange for shares of
                        Federated Emerging Markets Fund.

                     Please review and cast your vote today!

Dear Valued Shareholder,

         We are writing you today to inform you that the Board of Directors has unanimously recommended a tax-free transfer of all of the assets of Federated Latin American Growth Fund to Federated Emerging Markets Fund in exchange for Class A, B and C shares of Federated Emerging Markets Fund. The Board of Directors believes that this reorganization is in the best interests of the funds and their respective shareholders and will allow you to continue to pursue your investment objectives as part of the larger combined fund. Subsequent to the exchange, the Class A, B and C shares of Federated Emerging Markets Fund will be distributed in complete liquidation of Federated Latin American Growth Fund to the holders of its Class A, B and C shares, respectively. Both Federated Latin American Growth Fund and Federated Emerging Markets Fund are portfolios of World Investment Series, Inc. Federated Global Investment Management Corp. serves as the adviser for both funds.

                         Identical Investment Objectives

         In recommending this tax-free reorganization, the Board of Directors considered the fact that Federated Emerging Markets Fund and Federated Latin American Growth Fund have identical investment objectives. Both funds seek to provide long-term growth of capital. The Federated Latin American Growth Fund pursues its objective by investing at least 65% of its assets in equity securities of Latin American companies while Federated Emerging Markets Fund pursues its objective by investing 65% of its assets in equity securities of issuers and companies located in emerging market countries. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year and include markets in several Latin American countries.

              Potential Economies of Scale and Lower Expense Ratios

         The Board of Directors believes that operating efficiencies leading to potentially lower expense ratios may be realized as a result of the reorganization. For example, the projected pro forma combined operating expenses for the funds' Class A shares, assuming the reorganization was completed as of November 30, 2000, are 3.10% as opposed to the total annual operating expenses (before waivers and reimbursements) of 6.88% for Federated Latin American Growth
Fund as of the same date.    The Adviser has already informed the Board of
Directors that it is no longer prepared to continue waiving certain fees associated with the management of Federated Latin American Growth Fund at the level that it has historically done so.

                               Please Vote Today!

         The Board of Directors has unanimously voted to recommend that you vote "FOR" this reorganization. A voting, or proxy, card is enclosed. Please note that you may receive more than one proxy package if you hold shares of Federated Latin American Growth Fund in more than one account. It is essential that you mark your card in the appropriate space and return it in the postage-paid envelope provided. You may also vote through the Internet at www.proxyvote.com.

            Once shareholder approval has been received, the reorganization of the Federated Latin American Growth Fund into the Federated Emerging Markets Fund is scheduled to occur on or about February 11, 2000. Any beneficial interest that you may possess in Federated Latin American Growth Fund on the day the reorganization is completed will automatically convert into a corresponding interest of equal value in Federated Emerging Markets Fund.

         Because shareholder approval is required for this fund reorganization, your individual vote is of critical importance. This gives you an important say in the management of your investment. The transfer of assets will be effected only if approved by a majority of Federated Latin American Growth Fund's outstanding shares on the record date, voted in person or represented by proxy. We hope that you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

         The Board of Directors believes that the transaction is in the best interests of Federated Latin American Growth Fund and its shareholders and unanimously recommends that you vote for its approval.

         Thank you for your prompt attention and participation.


                                   Sincerely,



                                Richard B. Fisher
                                    President
                                December 28, 1999

                          WORLD INVESTMENT SERIES, INC.

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                    OF FEDERATED LATIN AMERICAN GROWTH FUND:


NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., will be held at 2:00 p.m. (Eastern Time) on February 11, 2000 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 for the following purposes:

          1. To approve or disapprove a proposed agreement pursuant to which Federated Emerging Markets Fund, a portfolio of World Investment Series, Inc., would acquire all of the assets of Federated Latin American Growth Fund in exchange for Class A, B and C shares of Federated Emerging Markets Fund. Federated Latin American Growth Fund would then distribute the shares of Federated Emerging Markets Fund so received, pro rata, to holders of its Class A, B and C shares in complete liquidation and termination of Federated Latin American Growth Fund; and

         2. To transact such other business as may properly come before the meeting or any adjournment thereof.

                       By Order of the Board of Directors,




                                            John W. McGonigle
                                            Secretary

December 28, 1999

Shareholders of record at the close of business December 14, 1999 are entitled to vote at the meeting and any adjournments.


--------------------------------------------------------------------------------
TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.
--------------------------------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT

                                December 28, 1999

                          Acquisition of the Assets of
                      FEDERATED LATIN AMERICAN GROWTH FUND
                           ("Latin American Growth"),
                  a Portfolio of WORLD INVESTMENT SERIES, INC.
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                         Telephone Number: 412/288-1900

                By and in exchange for Class A, B and C Shares of
                         FEDERATED EMERGING MARKETS FUND
                              ("Emerging Markets"),
                  a Portfolio of WORLD INVESTMENT SERIES, INC.
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                         Telephone Number: 412/288-1900

         This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of World Investment Series, Inc. for use at the special meeting of shareholders of Latin American Growth to be held at 2:00 p.m. (Eastern Time) on February 11, 2000 at the offices of World Investment Series, Inc., 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Agreement") whereby Emerging Markets would acquire all of the assets of Latin American Growth in exchange for Class A, B and C shares of Emerging Markets. These shares would then be distributed pro rata by Latin American Growth to holders of its Class A, B and C shares, respectively. As a result, each Latin American Growth shareholder will own shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings in Latin American Growth immediately prior to the reorganization. The Agreement would result in the complete liquidation and termination of Latin American Growth. Latin American Growth and Emerging Markets are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

         Each Fund is a diversified portfolio of securities of World Investment Series, Inc., an open-end management investment company. The investment objectives of Latin American Growth and Emerging Markets are identical, to provide long-term growth of capital. For a comparison of the investment policies of the Funds, see "Summary--Investment Objectives, Policies, and Limitations."

         This Prospectus/Proxy Statement should be retained for future reference. It contains information about World Investment Series, Inc., Latin American Growth and Emerging Markets that a prospective investor should know before investing in Emerging Markets. This Prospectus/Proxy Statement is accompanied by the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), which is incorporated herein by reference. The Prospectus of Latin American Growth dated March 31, 1999 (revised July 31,1999) , and the Statements of Additional Information for Emerging Markets and Latin American Growth, dated March 31, 1999, (relating to the Prospectuses of Emerging Markets and Latin American Growth, respectively, of the same date) containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by calling the Funds at the telephone numbers shown above.

         The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information dated December 28, 1999 and other material incorporated by reference, together with other information regarding Emerging Markets and Latin American Growth.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                        i
                                TABLE OF CONTENTS

                                                                                        Page No.

SUMMARY OF EXPENSES.........................................................................  1

SUMMARY.....................................................................................  7
   About the Proposed Reorganization........................................................  7
   Investment Objectives, Policies and Limitations..........................................  7
   Distribution Arrangements................................................................  9
   Dividends and Distributions..............................................................10
   Advisory and Other Fees..................................................................10
   Purchase and Redemption Procedures.......................................................11
   Exchange Privileges......................................................................11
   Tax Consequences.........................................................................12

RISK FACTORS................................................................................12

INFORMATION ABOUT THE REORGANIZATION........................................................13
   Background and Reasons for the Proposed Reorganization...................................13
   Description of the Agreement and Plan of Reorganization..................................14
   Description of Shares of Federated Emerging Markets Fund.................................15
   Federal Income Tax Consequences..........................................................15
   Comparative Information on Shareholder Rights and Obligations............................16
   Capitalization...........................................................................17

INFORMATION ABOUT WORLD INVESTMENT SERIES, INC., LATIN AMERICAN
  GROWTH AND EMERGING MARKETS...............................................................17

VOTING INFORMATION..........................................................................18
   Outstanding Shares and Voting Requirements...............................................18
   Dissenter's Right of Appraisal...........................................................20

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY..................................20

AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A............................................A-1


                               SUMMARY OF EXPENSES

This table describes both the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class A shares and the projected fees and expenses of the combined Federated Emerging Markets Fund assuming the reorganization is completed by November 30, 2000.



                                                                                                         Emerging
                                                                           Latin        Emerging         Markets
Shareholder Fees                                                           American      Markets        Pro Forma
Fees Paid Directly From Your Investment                                  Growth Fund     Fund
Combined

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price).................  ................  5.50%             5.50%
5.50%
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchaseprice or redemption proceeds, as applicable).......  0.00%             0.00%
0.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)(as a percentage of offering price).  .......None
None                None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None               None
None
Exchange Fee.........................................       .. ........  None               None
None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee2........................................................1.25%              1.25%             1.25%
Distribution (12b-1) Fee3..............................................0.25%              0.25%             0.25%
Shareholder Services Fee ..............................................0.25%              0.25%             0.25%
Other Expenses4........................................................5.13%              1.47%             1.35%
Total Annual Fund Operating Expenses                          .........6.88%              3.22%             3.10%
-----------------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser expects to waive and reimburse and the distributor expects to waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses.........................4.13%              0.49%             0.37%
Total Annual Fund Operating Expenses
(after waivers and reimbursements)................................................2.75%              2.73%             2.73%

2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01% and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. Class A shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2000.

4. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.75% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class A shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class A shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class A shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class A shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 .........                Federated..        Federated
 .........           Latin American          Emerging.       Pro Forma
 .........             Growth Fund...     Markets Fund       Combined
-----------------------------------------------------------------------
1 Year...
Expenses assuming
redemption        .........$1,194...........$857.....         $846
---------------------------------------------------------------------------
Expenses assuming
no redemption     .........$1,194...........$857.....         $846
---------------------------------------------------------------------------

3 Years..
Expenses assuming
redemption        .........$2,446...........$1,487...         $1,454
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$2,446...........$1,487...         $1,454
-----------------------------------------------------------------------

5 Years..
Expenses assuming
redemption        .........$3,651...........$2,141...         $2,086
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$3,651...........$2,141...         $2,086
-----------------------------------------------------------------------

10 Years
Expenses assuming
redemption        .........$6,472...........$3,878...         $3,773
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$6,472...........$3,878...         $3,773
-----------------------------------------------------------------------

               The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                               SUMMARY OF EXPENSES


This table describes both the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class B shares and the projected fees and expenses of the combined Federated Emerging Markets Fund assuming the reorganization is completed by November 30, 2000.



 .........         ...................................                                              Emerging
                                                                         Latin        Emerging       Markets
Shareholder Fees  ..........................
                                                                        American      Markets        Pro Forma
Fees Paid Directly From Your Investment..............                 Growth Fund     Fund          Combined
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)....................................None               None                None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as applicable)......5.50%             5.50%               5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)...................None
None                None
Redemption Fee (as a percentage of amount redeemed, if applicable).....None               None                None
Exchange Fee...........................................................None               None                None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee2........................................................1.25%              1.25%             1.25%
Distribution (12b-1) Fee ..............................................0.75%              0.75%             0.75%
Shareholder Services Fee ..............................................0.25%              0.25%             0.25%
Other Expenses3........................................................5.13%              1.47%             1.35%
Total Annual Fund Operating Expenses                          .........7.38%              3.72%4            3.60%

-----------------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser expects to waive and reimburse certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses.........................3.88%              0.24%             0.12%
Total Annual Fund Operating Expenses
(after waivers and reimbursements)................................................3.50%              3.48%             3.48%


2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01%, and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.50% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

4. Class B shares convert to Class A shares (which pay lower ongoing expenses) approximately eight years after purchase.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class B shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class B shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class B shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class B shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 .........                Federated..       Federated.
 .........           Latin American        Emerging...      Pro Forma
 .........             Growth Fund...     Markets Fund       Combined
-----------------------------------------------------------------------
1 Year...
Expenses assuming
redemption        .........$1,279...........$924.....         $913
---------------------------------------------------------------------------
Expenses assuming
no redemption     .........$729.............$374.....         $363
---------------------------------------------------------------------------

3 Years..
Expenses assuming
redemption        .........$2,536...........$1,538...         $1,503
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$2,136...........$1,138...         $1,103
-----------------------------------------------------------------------

5 Years..
Expenses assuming
redemption        .........$3,677...........$2,120...         $2,064
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$3,477...........$1,920...         $1,864
-----------------------------------------------------------------------

10 Years
Expenses assuming
redemption        .........$6,484...........$3,858...         $3,752
-----------------------------------------------------------------------
Expenses assuming
no redemption     .........$6,484...........$3,858...         $3,752
-----------------------------------------------------------------------

               The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                               SUMMARY OF EXPENSES


This table describes both the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class C shares and the projected fees and expenses of the combined Federated Emerging Markets Fund assuming the reorganization is completed by November 30, 2000.




 .........         ...................................                                                 Emerging
                          ...........................                                   Latin
Emerging             Markets
Shareholder Fees  ..........................                              American      Markets        Pro Forma
Fees Paid Directly From Your Investment..............                    Growth Fund     Fund          Combined
                                                                         -----------     ----          --------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)....................................None               None                None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as applicable) .....1.00%             1.00%               1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)...................None
None                None
Redemption Fee (as a percentage of amount redeemed, if applicable).....None               None                None
Exchange Fee...........................................................None               None                None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee2........................................................1.25%              1.25%             1.25%
Distribution (12b-1) Fee ..............................................0.75%              0.75%             0.75%
Shareholder Services Fee ..............................................0.25%              0.25%             0.25%
Other Expenses3........................................................5.13%              1.47%             1.35%
Total Annual Fund Operating Expenses                          .........7.38%              3.72%              3.60%

-----------------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser expects to waive and reimburse certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses.........................3.88%              0.24%             0.12%
Total Annual Fund Operating Expenses
 (after waivers and reimbursements)...............................................3.50%              3.48%             3.48%

2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01% and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.50% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class C shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class C shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class C shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         .........       Federated..       Federated.
         .........  Latin American        Emerging...       Pro Forma
         .........    Growth Fund...     Markets Fund       Combined
-----------------------------------------------------------------------
1 Year
Expenses assuming
redemption.................$829.............$474.....         $463
-----------------------------------------------------------------------
Expenses assuming
no redemption..............$729.............$374.....         $363
-----------------------------------------------------------------------

3 Years
Expenses assuming
redemption.................$2,136...........$1,138...         $1,103
-----------------------------------------------------------------------
Expenses assuming
no redemption..............$2,136...........$1,138...         $1,103
-----------------------------------------------------------------------

5 Years
Expenses assuming
redemption.................$3,447...........$1,920...         $1,864
-----------------------------------------------------------------------
Expenses assuming
no redemption..............$3,447...........$1,920...         $1,864
-----------------------------------------------------------------------

10 Years
Expenses assuming
redemption.................$6,559...........$3.967...         $3,862
-----------------------------------------------------------------------
Expenses assuming
no redemption..............$6,559...........$3,967...         $3,862
-----------------------------------------------------------------------

  The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), the Statement of Additional Information of Emerging Markets dated March 31, 1999 (relating to the Emerging Markets Prospectus), the Prospectus of Latin American Growth dated March 31, 1999 (revised July 31, 1999), the Statement of Additional Information of Latin American Growth dated March 31, 1999 (relating to the Latin American Growth prospectus), and the Agreement and Plan of Reorganization (the "Agreement"). A copy of the Agreement is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of Emerging Markets accompanies this Prospectus/Proxy Statement.

About the Proposed Reorganization

         Although the Board of World Investment Series, Inc. believes that the performance of Latin American Growth has been satisfactory, relative to comparably situated investment portfolios, its relatively small size and relatively high expenses have raised concerns as to whether such performance will continue to be competitive in light of the indication by the Fund's adviser, Federated Global Management Investment Corp. ("Fed Global"), to the Board that it is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses to the extent it has historically done so. Accordingly, the Board has determined that a combination of Latin American Growth with Emerging Markets would provide a larger asset base to absorb operating costs while continuing to provide shareholders of Latin American Growth with the same investment objective and comparable investment policies and strategies. The Board has voted to recommend the approval of the Agreement pursuant to which Emerging Markets, a portfolio of World Investment Series, Inc., would acquire all of the assets of Latin American Growth, also a portfolio of World Investment Series, Inc., in exchange for the Class A, B and C shares of Emerging Markets (the "Exchange"). Immediately following the Exchange, Latin American Growth will distribute the Class A, B and C shares of Emerging Markets to holders of Class A, B and C shares of Latin American Growth, respectively (the "Distribution"). The Exchange and the Distribution are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization." As a result of the Reorganization, each shareholder of Latin American Growth will become the owner of Class A, B and C shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C shares in Latin American Growth on the the Closing Date (as hereinafter defined).

         As a condition to the Reorganization, Emerging Markets and Latin American Growth will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by either Emerging Markets or Latin American Growth or the shareholders of Latin American Growth. The tax basis of Emerging Markets shares received by shareholders of Latin American Growth will be the same as the tax basis of their shares in Latin American Growth. After the Reorganization is completed, Latin American Growth will be dissolved.

Investment Objectives, Policies and Limitations

         The investment objectives of Latin American Growth and Emerging Markets are identical. The Funds seek to provide long-term growth of capital.

         Emerging Markets pursues its investment objective by investing primarily (i.e., at least 65% of its assets under normal conditions) in equity securities of issuers and companies located in countries having emerging markets. In selecting investments for the Fund, Fed Global uses the value style of investing by looking for issuers based on their relative position within an industry, their current financial condition including liquidity and historical and projected financial performance. Emerging markets are defined in its prospectus as those which have gross domestic product per capita lower than $10,000 per year including, but not limited to Argentina, Bolivia, Botswana, Brazil, Chile, China, Colombia, Cyprus, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Korea, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, Sri Lanka, Swaziland, Taiwan, Thailand, Tunisia, Turkey, Uruguay, Venezuela, and Zimbabwe. Emerging Markets will focus on countries which Fed Global believes to have strongly developing economies and markets and may invest in countries other than those defined above, if, in the opinion of Fed Global, they are considered to be emerging markets. While Fed Global considers the above-mentioned countries eligible for investment, the Fund will not be invested in all such markets at all times. Furthermore, the Emerging Markets may not pursue investment in such countries due to lack of adequate custody of the Fund's assets, overly burdensome restrictions on repatriation, lack of an organized and liquid market, or unacceptable political or other risks.

         Emerging Markets may invest in preferred stocks (either convertible or non-convertible), American, European, Global or any other type of Depository Receipts or shares, warrants, and corporate and government fixed income securities denominated in currencies other than U.S. dollars. Emerging Markets may also enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments and cash; and purchase options and financial futures contracts.


         Latin American Growth pursues its investment objective by investing primarily in equity securities of issuers and companies located in Latin American countries. In selecting investments for the Fund, Fed Global looks for companies which are positioned for rapid growth in revenues or earnings and assets. Under normal market conditions, Latin American Growth will invest at least 65% of its total assets in equity securities of Latin American companies. Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. Although the Latin American Growth may invest in securities of issuers located in any country in Latin America, the Fund expects to focus its investments in the most developed capital markets of Latin America, which currently include: Argentina, Bolivia, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela. The Fund may invest in other countries of Latin America when their markets become sufficiently developed, in the opinion of Fed Global. The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

         Latin American Growth may invest in equity securities which include common and preferred stock (including convertible preferred stock), convertible bonds and notes, warrants and rights, interests in trusts and partnerships and American, European, Global or any other types of Depository Receipts. Additionally, Latin American Growth may invest in fixed income securities, which include fixed income securities of both governmental and corporate issuers (other than convertibles) of any quality or maturity.


Both Funds invest primarily in securities:

o of issuers for which the principal securities trading market is an emerging market country; o of issuers organized under the laws of, or with a principal office in, an emerging market country; or o traded in any market, which derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.

         The principal difference between the Funds is that Latin American Growth is a regional fund which concentrates its investments in Latin America and Emerging Markets has the ability to diversify its portfolio by investing more of its assets in other emerging markets as well as Latin America.

         Emerging Markets and Latin American Growth are subject to certain investment limitations. The investment limitations of the Funds are substantially identical. These limitations include provisions that, in effect, prohibit either Fund from:

o mortgaging, pledging, or hypothecating any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;
o lending, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests; or investing more than 15% of their respective net assets in illiquid securities.

Distribution Arrangements

         The distribution arrangements of the Funds are identical. Federated Securities Corp. is the principal distributor for shares of both Emerging Markets and Latin American Growth. Class A shares of the Funds are sold at net asset value, next determined after an order is received, plus a maximum sales charge of 5.50%. Class B and C shares of the Funds are subject to maximum contingent deferred sales charges of 5.50% and 1.00% respectively, upon redemption. Certain investors and transactions may be subject to reduced or waived sales charges. No sales charge will be imposed in connection with the issuance of Emerging Market shares to the shareholders of Latin American Growth as a result of the Reorganization. The Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each Fund may pay a fee to the distributor in an amount computed at a maximum annual rate of 0.25% of the average daily net assets of the Funds' Class A shares and 0.75% of the Funds' Class B and C shares, respectively, to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Funds have not paid and have no present intention of paying or accruing 12b-1 fees on Class A shares under the Distribution Plan.

         For sales of Class A shares of the Funds, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to broker/dealers additional amounts in the form of cash, items of material value or promotional incentives. For a complete description of sales charges and exemptions from such charges, reference is hereby made to the accompanying Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), and the Prospectus of Latin American Growth dated March 31, 1999, (revised July 31,
1999).

Dividends and Distributions

         The dividend and distribution policies of the Funds are identical. The Funds declare and pay any dividends annually and distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Funds are paid in additional shares of the respective series unless the shareholders elect to receive cash.

Advisory and Other Fees

         Fed Global, a Delaware corporation and a subsidiary of Federated Investors, Inc., serves as investment adviser to Emerging Markets and Latin American Growth. Fed Global is entitled to receive an annual investment advisory fee equal to 1.25% of the Funds' average daily net assets. Under their investment advisory contract, which provides for the voluntary waiver of the advisory fee by Fed Global, Fed Global may voluntarily waive some or all of its fee. Fed Global can terminate this voluntary waiver at any time at its sole discretion.

         Federated Services Company ("FServ") provides certain administrative personnel and services necessary to operate the Funds. These services are provided for an aggregate annual fee as specified below:


                                     Average Aggregate Daily Net Assets of the
Maximum Administrative Fee                    Federated Funds

                0.150% of 1%                  on the first $250 million
                0.125% of 1%                  on the next $250 million
                0.100% of 1%                  on the next $250 million
                0.075% of 1%                on assets in excess of $750 million

         The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 for each additional class of shares. FServ may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

         FServ also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. FServ through its registered transfer agent subsidiary, Federated Shareholder Services Company ("FSSC"), maintains all necessary shareholder records. The Funds pay FSSC a transfer agency fee based on the size, type and number of accounts and transactions made by shareholders.
         The total projected annual operating expenses for Latin American Growth Class A shares for the fiscal year ending November 30, 2000, would be 2.75% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 6.88%. The total projected annual operating expenses for Emerging Markets Class A shares for the fiscal year ending November 30, 2000, would be 2.73% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 3.22% as of the same date.

         The total projected annual operating expenses for Latin American Growth Class B shares for the fiscal year ending November 30, 2000 would be 3.50% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 7.38%. The total projected annual operating expenses for Emerging Markets Class B shares for the fiscal year ending November 30, 2000, would be 3.48% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 3.72% as of the same date.

         The total annual projected operating expenses for Latin American Growth Class C shares for the fiscal year ending November 30, 2000 would be 3.50% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 7.38%. The total projected annual operating expenses for Emerging Markets Class C shares for the fiscal year ending November 30, 2000, would be 3.48% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses would be 3.72% as of the same date.
Purchase and Redemption Procedures

         Procedures for the purchase and redemption of Class A, B and C shares of Emerging Markets are identical to procedures applicable to the purchase and redemption of Class A, B and C shares of Latin American Growth. For a complete description of the purchase and redemption procedures applicable to purchases and redemptions of shares, refer to the Prospectus of Latin American Growth dated March 31, 1999 (revised July 31, 1999), and the Prospectus of the Emerging Markets dated March 31, 1999 (revised July 31, 1999), which are incorporated herein by reference. Any questions about such procedures may be directed to, and assistance in effecting purchases, redemptions, or exchanges of shares may be obtained by calling 1-800-341-7400.

         Shares of Emerging Markets are sold on all business days except on days on which the New York Stock Exchange is closed. Shares are sold at their net asset value next determined after an order is received, plus a maximum sales charge for Class A shares of 5.50%. No front-end sales charge will be imposed on purchases of Class B and C shares of Emerging Markets but a contingent deferred sales charge of up to 5.50% and 1.00% may be charged when redeeming Class B and C shares, respectively. No sales charge will be imposed on the receipt by current Latin American Growth shareholders of Class A, B and C shares of Emerging Markets pursuant to the Reorganization.

         The net asset value of the shares of the Funds is calculated as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on days shares are sold. Purchases of shares of either Fund may be made through an investment professional, directly from the Fund, by wire, by Automated Clearing House (ACH) or by check. Orders are considered received after payment is converted into federal funds. The minimum initial investment in Class A, B and C shares of the Funds is $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250.

         Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Class A, B and C shares of the Funds are redeemed at their net asset value next determined after the redemption request is received. Proceeds will be distributed by wire, electronic funds transfer (if your account is at a depository institution that is an ACH member) or check. Requests for redemption can be made by telephone or by mail as more particularly described in the above-referenced Prospectuses.

Exchange Privileges

         Holders of shares of Emerging Markets and Latin American Growth may exchange their shares for shares of the same class of certain other Federated Funds at net asset value. Shareholders must (i) exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made; (ii) ensure that the account registrations are identical; and (iii) receive a prospectus for the fund into which the exchange
is made.      Tax Consequences

         As a condition to the Reorganization transaction, World Investment Series, Inc. will receive an opinion of counsel that, the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either Emerging Markets or Latin American Growth or the shareholders of Latin American Growth. The tax basis of Emerging Markets shares received by Latin American Growth shareholders will be the same as the tax basis of their shares in Latin American Growth.

                                  RISK FACTORS

         Investment in Emerging Markets and Latin American Growth are subject to certain of the same risks that are set forth in their Prospectuses dated March 31, 1999 (revised July 31, 1999) and Statements of Additional Information dated March 31, 1999, which are incorporated herein by reference thereto. Briefly, these risks include, but are not limited to:

o The exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Fed Global attempts to manage currency risk by limiting the amount the Funds invests in securities denominated in a particular currency. However, diversification will not protect each Fund against a general increase in the value of the U.S. dollar relative to other currencies;

o Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies;


o The value of equity securities in the Funds' portfolios will rise and fall and these fluctuations could be a sustained trend or a drastic movement. The Funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, share price may decline. Fed Global attempts to manage market risk by limiting the amount of investment in each company's equity securities. However, diversification will not protect against widespread or prolonged declines in the stock market;

o Emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies;


o Emerging markets may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries;

o The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates;

o Securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets; and

o Securities markets in emerging market countries typically offer less regulatory protection for investors.

The additional risks specifically associated with investing in Latin American Growth are:

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks which means that the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development than value stocks which are typically less volatile than growth stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends;

o    The  currencies  of  Latin  American   countries  have  experienced  steady
     devaluation relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically; and

o The governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.


These additional risks may be mitigated by exposure to other emerging markets outside of Latin America.

                      INFORMATION ABOUT THE REORGANIZATION

Background and Reasons for the Proposed Reorganization

                  Although the Board of World Investment Series, Inc. believes that the performance of Latin American Growth has been satisfactory, in comparison to comparably situated investment portfolios, its relatively small size and relatively high expenses have raised concerns as to whether such performance will continue to be competitive in light of Fed Global's indication to the Board that it is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses to the extent it has historically done so. Accordingly, the Board has determined that a combination of Latin American Growth with Emerging Markets would provide a larger asset base to absorb operating costs while continuing to provide shareholders of Latin American Growth with the same investment objective and comparable investment policies and strategies. In reaching this conclusion, the Board considered a number of additional factors, including the following:

o the total expense ratio of the combined Emerging Markets following the Reorganization is projected to be lower than the projected expense ratio of Latin American Growth as a separate portfolio and the current expense ratio of Latin American Growth (excluding waivers and assumptions of management fees);

o the Reorganization provides for continuity of distribution and shareholder servicing arrangements;

o the Reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Funds or to the shareholders of Latin American Growth Fund; and

o the Reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base. Currently, Latin American Growth's fixed costs are spread over a relatively small asset base.

         After considering these and other factors, the Board, including the independent directors, unanimously concluded at a meeting held on November 16, 1999 that the Reorganization would be in the best interest of Latin American Growth and its shareholders and the interest of existing Latin American Growth shareholders would not be diluted as a result of the Reorganization. The Board then unanimously voted to approve the Reorganization and authorized the officers of World Investment Series, Inc. to submit the Agreement to shareholders for consideration.

         At a meeting held on November 16, 1999, the Board, including the independent Directors, also unanimously concluded that the Reorganization would be in the best interest of Emerging Markets and the shareholders of Emerging Markets and the interest of existing Emerging Markets shareholders will not be diluted as a result of the Reorganization.


Description of the Agreement and Plan of Reorganization

         The Agreement provides that on or about the Closing Date (presently expected to be on or about February 11, 2000) (the "Closing Date") Emerging Markets will acquire all of the assets of Latin American Growth in exchange for Class A, B and C shares of Emerging Markets to be distributed pro rata by Latin American Growth to holders of its Class A, B and C shares, respectively, in complete liquidation and termination of Latin American Growth. Shareholders of Latin American Growth will become shareholders of Emerging Markets as of 4:00 p.m. (Eastern Time) on the Closing Date (the "Closing") and will begin accruing dividends on the next day. shares of Emerging Markets received by Latin American Growth shareholders as part of the Reorganization will not be subject to a sales load.

         At or before the Closing, Latin American Growth will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its net investment income and realized net capital gains, if any, for all taxable years ending on or before the Closing Date.

         Consummation of the Reorganization is subject to the conditions set forth in the Agreement, including receipt of an opinion in form and substance satisfactory to World Investment Series, Inc., as described under the caption "Federal Income Tax Consequences" below. The Agreement may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of Latin American Growth prior to the Closing Date by World Investment Series, Inc. if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Latin American Growth or Emerging Markets.

         Fed Global will bear the expenses related to the Reorganization. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to shareholders of Latin American Growth and the costs of holding the Special Meeting of Shareholders.

         The foregoing brief summary of the Agreement entered into between Latin American Growth and Emerging Markets is qualified in its entirety by the terms and provisions of the Agreement, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Shares of Federated Emerging Markets Fund

         Shares of Emerging Markets to be issued to shareholders of Latin American Growth under the Agreement will be fully paid and non assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Emerging Markets offers three classes of shares, Class A, B and C shares. Shares are sold primarily to institutions or individuals, directly or through investment professionals. Class A shares are subject to a maximum front-end sales charge of 5.50%. Class B and Class C shares are sold at net asset value with a maximum contingent deferred sales charge of 5.50% and 1.00%, respectively. Investments in Class A, B and C shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250. Class B shares will automatically convert into Class A shares after eight full years from the purchase date.

         The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up 0.25% of Class A Shares' average daily net assets, 0.75% of Class B Shares' average daily net assets and 0.75% of Class C shares average daily net assets. The Fund's Class A shares have not paid and have no present intention of paying or accruing 12b-1 fees on Class A shares under the Distribution Plan.

         The Fund has entered into a Shareholder Services Agreement under which the Fund will pay up to 0.25% of average daily net assets of the Fund.

         Class A, B and C shares are subject to certain of the same expenses. Expense differences, however, among Class A, B and C shares may affect the performance of each class. The stated advisory fee of 1.25% of average net assets is the same for all three classes of shares. Reference is hereby made to the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999) for additional information about the shares of Emerging Markets.

Federal Income Tax Consequences

         As a condition to the Reorganization, World Investment Series, Inc. will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP, counsel to World Investment Series, Inc., to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Agreement will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and Latin American Growth and Emerging Markets each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by Emerging Markets upon its receipt of the assets of Latin American Growth in exchange for shares of Emerging Markets;

o no gain or loss will be recognized by Latin American Growth upon the transfer of its assets to Emerging Markets in exchange for shares of Emerging Markets or upon the distribution (whether actual or constructive) of shares of Emerging Markets to shareholders of Latin American Growth in exchange for their shares of Latin American Growth;

o no gain or loss will be recognized by the shareholders of Latin American Growth upon the exchange of their shares of Latin American Growth for shares of Emerging Markets;

o the tax basis of the assets of Latin American Growth acquired by Emerging Markets will be the same as the tax basis of such assets to Latin American Growth immediately prior to the Reorganization;

o the tax basis of shares of Emerging Markets received by each shareholder of Latin American Growth pursuant to the Reorganization will be the same as the tax basis of the shares of Latin American Growth held by such shareholder immediately prior to the Reorganization;

o the holding period of the assets of Latin American Growth in the hands of Emerging Markets will include the period during which those assets were held by Latin American Growth; and

         the holding period of shares of Emerging Markets received by each shareholder of Latin American Growth pursuant to the Reorganization will include the period during which the shares of Latin American Growth exchanged therefor were held by such shareholder, provided the shares of Latin American Growth were held as capital assets on the date of the Reorganization.

         Emerging Markets and Latin American Growth are not seeking a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed above. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

         Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

         Emerging Markets does not anticipate that taxable sales involving significant amounts of securities of the combined portfolio will have to be made after the Reorganization to effect a realignment with the investment objectives and strategies of Emerging Markets.

Comparative Information on Shareholder Rights and Obligations

         World Investment Series, Inc. is established as a corporation pursuant to Articles of Incorporation under the laws of the State of Maryland. The rights of shareholders of Latin American Growth and Emerging Markets, both portfolios of World Investment Series, Inc. are set forth in the Articles of Incorporation of World Investment Series, Inc. and are identical. Neither Fund is required to hold annual meetings of shareholders. Shareholder approval is necessary only for certain changes in operations or the election of the Board under certain circumstances. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund.

Capitalization

         The following table sets forth the capitalization of Emerging Markets and Latin American Growth as of December 14, 1999 and on a pro forma basis as of that date:






                                                     Latin
                                                     American          Emerging       Pro Forma
                                                     Growth              Markets      Combined*

Net Assets...............................            $12,741,066       $73,209,957      $85,951,023
Shares Outstanding...............                    1,093,967         5,234,050        6,157,935
Net Asset Value Per Share.......................
  Class A shares                                     $11.58            $13.96           $13.96
  Class B shares                                     $11.40            $13.57           $13.57
  Class C shares                                     $11.45            $13.59           $13.59
Offering Price Per Share.......................
  Class A shares                                     $12.25            $14.77           $14.77
  Class B shares                                     $11.40            $13.57           $13.57
  Class C shares                                     $11.45            $13.59           $13.59

* Adjusted to reflect share balance as a result of the combination based on exchange ratio (the net assets of Latin American Growth divided by the net asset value of Emerging Markets).

                INFORMATION ABOUT WORLD INVESTMENT SERIES, INC.,
                   LATIN AMERICAN GROWTH AND EMERGING MARKETS

         Information about World Investment Series, Inc., Latin American Growth, and Emerging Markets is contained in the Prospectuses of Latin American Growth and Emerging Markets dated March 31, 1999 (revised July 31, 1999), which are incorporated by reference herein. A copy of the Prospectus for Emerging Markets is included herewith. Additional information about World Investment Series, Inc. and Emerging Markets is included in the Statement of Additional Information of Emerging Markets dated March 31, 1999 and December 28, 1999 (relating to this Prospectus/Proxy Statement which are incorporated herein by reference). Additional information about Latin American Growth is included in the Statement of Additional Information of Latin American Growth dated March 31, 1999 and December 28, 1999 (relating to this Prospectus/Proxy Statement) which are incorporated herein by reference. Copies of the Statements of Additional Information of Latin American Growth and Emerging Markets, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Latin American Growth Fund or Federated Emerging Markets Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         World Investment Series, Inc., on behalf of the Funds, is subject to the informational requirements of the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act"). As a result, it files reports and other information with the SEC on a regular basis. Reports, proxy and information statements and other information filed by World Investment Series, Inc., on behalf of the Funds, can be obtained by calling or writing to World Investment Series, Inc. and can also be inspected and copied by the public at the Public Reference Room of the SEC in Washington, DC 20549-6009 or from the SEC's Internet site at http://www.sec.gov. The public can call the SEC at 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

         This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statement that World Investment Series, Inc. has filed with the SEC under the 1933 Act, to which reference is hereby made. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC. The SEC file number for World Investment Series, Inc.'s. prospectuses and related Statements of Additional Information which are incorporated by reference herein is Registration No. 33-52149.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Latin American Growth of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m. on February 11, 2000 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Agreement. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of World Investment Series, Inc. an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Meeting.

         The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Fed Global. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of Federated Securities Corp. Such solicitations may be made by telephone. Federated Securities Corp. will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

Outstanding Shares and Voting Requirements

         The Board has fixed the close of business on December 14, 1999 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting of Shareholders and any adjournment thereof. As of the record date, there were 1,093,968 shares of Latin American Growth outstanding and 5,234,050 shares of Emerging Markets outstanding. Each share of Latin American Growth and Emerging Markets is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Board and officers of World Investment Series, Inc. as a group owned less than 1% of the outstanding shares of Latin American Growth and Emerging Markets.

On the record date, the following shareholders owned of record, or beneficially owned, 5% or more of Latin American Growth's outstanding shares:

Federated International Growth Fund, Pittsburgh, PA, owned approximately 213,836 Class A shares 34.72%; and Edward Jones & Co., Maryland Heights, MO, owned approximately 141,286 Class A shares 22.94%.

Edward Jones & Co., Maryland Heights, MO, owned approximately 60,553 Class B shares 14.53%; and MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned approximately 29,545 Class B shares 7.09%.

MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned approximately 5,093 Class C shares 8.33%; Edward Jones & Co., Maryland Heights, MO, owned approximately 4,878 Class C shares 7.98%; and Legg Mason Wood Walker Inc., Baltimore, MD, owned approximately 3,348 Class C shares 5.48%.

On the record date, the following shareholders owned of record, or beneficially owned, 5% or more of Emerging Market's outstanding shares:

Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 543,520 Class A shares 13.51%; Federated International Growth Fund, Pittsburgh, PA, owned approximately 489,758 Class A shares 12.18%; Enbanco, Empire National Bank, Traverse City, MI, owned approximately 483,959 Class A shares 12.03%; Frojack Co., First National Bank North Dakota, Grand Forks, ND, owned approximately 470,144 Class A shares 11.69%; The Provident Bank, Cincinnati, OH, owned approximately 260,595 Class A shares 6.48%; and Edward Jones & Co., Maryland Heights, MO, owned approximately 225,908 Class A shares 5.62%.

MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned approximately 113,896 Class B shares 10.92%; and Edward Jones & Co., Maryland Heights, MO, owned approximately 81,338 Class B shares 7.80%.

Edward Jones & Co., Maryland Heights, MO, owned approximately 27,043 Class C shares 15.95%; MLPF&S, for the sole benefit of its customers, Jacksonville, FL, owned approximately 21,264 Class C shares 12.54%; and American National Bank, Wichita Falls, TX, owned approximately 8,741 Class C shares 5.15%.
         According to the Statement of Additional Information for Federated International Growth Fund ("International Growth"), a portfolio of World Investment Series, Inc., its 19% ownership in Latin American Growth must be voted on one of the following ways:

1. The proxy statement would have to be distributed to the shareholders of International Growth; or 2. The proxy would be voted by the Board in the same proportion as the vote of all other shareholders of
              Latin American Growth.

         Based the similarities in the investment objectives and strategies of Latin American Growth and Emerging Markets, the consummation of the Reorganization will have little impact on International Growth shareholders in terms of their investment objectives. Therefore, the Board has decided to vote the International Growth Fund's shares of Latin American Growth in the same proportion as the vote of the remaining shareholders of Latin American Growth. This will negate the impact that International Growth's shareholders will have on the proposed transaction.

         Under the Articles of Incorporation, the approval of any action submitted to shareholders is determined on the basis of a majority of votes entitled to be cast at the Special Meeting. The votes of the shareholders of Emerging Markets are not being solicited, since their approval or consent is not necessary for approval of the Reorganization.

                  The presence in person by proxy of the holders of one-third of the shares of Latin American Growth entitled to vote without regard to Class shall constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting.

         If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Dissenter's Right of Appraisal

         Shareholders of Latin American Growth objecting to the Reorganization have no appraisal or dissenter's rights under the Articles of Incorporation or Maryland law. Under the Agreement, if approved by Latin American Growth's shareholders, each Latin American Growth shareholder will become the owner of Class A, B or C shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings in Latin American Growth at the Closing Date.

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

         Management of Latin American Growth knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

         So far as management is presently informed, there is no litigation pending or threatened against World Investment Series, Inc.

         Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION dated November 16, 1999 (the "Agreement"), between World Investment Series, Inc., a Maryland corporation ("World Investment Series"), on behalf of its portfolio, Federated Emerging Markets Fund (hereinafter called the "Acquiring Fund"), with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and World Investment Series, on behalf of its portfolio Federated Latin American Growth Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Directors (the "Board") of World Investment Series, has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the Board, including a majority of the directors who are not "interested persons" (as defined under the 1940 Act), of World Investment Series have determined that an exchange of all the assets of the Acquired Fund for Acquiring Fund shares is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization (the "Reorganization") within the meaning of Section 368(a)(1)(C)of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the convenants and agreements hereinafter set forth, the parties hereto agree as follows:

         1.       Plan of Exchange

                  (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by World Investment Series having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in Section 3(a). In lieu of delivering certificates for the Acquiring Fund Shares, World Investment Series shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of World Investment Series and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to World Investment Series' transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

                  (b) The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

                  (c) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date. Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, World Investment Series' custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims.) All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                  (d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                  (e) As soon as practicable after the Closing Date, the Acquired Fund shall liquidate and distribute pro rata all of the Acquiring Fund Shares received by it among the holders of record as of the Valuation Time of Class A, B and C shares of the Acquired Fund (the "Acquired Fund Shareholders"). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders, based on the ownership of shares of the Acquired Fund at the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2(c). The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange. The Acquired Fund shall take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

         2.       VALUATION.

         (a) The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

         (b) The net asset value of each Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

         (c) The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund, determined using the same valuation procedures referred to in sub-paragraph (a), by the net asset value of one Acquiring Fund Share as determined in accordance with sub-paragraph (b).

         (d) All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

         3.       CLOSING AND CLOSING DATE.

         (a) The Closing Date shall be February 11, 2000 or such later date as the parties may mutually agree. All acts taking place at the Closing on the Closing Date shall be deemed to take place simultaneously as of the Valuation Time unless otherwise provided. The Closing shall be held at the offices of the Acquiring Fund's investment adviser, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other place as the parties may mutually agree.

         (b) If at the Valuation Time (i) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading thereon shall be restricted; or (ii) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         (c) Federated Shareholder Services Company, as transfer agent for each of the Acquired Fund and the Acquiring Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         4. World Investment Series' Representations and Warranties on behalf of the Acquired Fund. World Investment Series, on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund, as follows:

                  (a) World Investment Series is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and, subject to the approval of the shareholders of the Acquired Fund as contemplated hereby, to carry out this Agreement.

                  (b) This Agreement has been duly authorized, executed and delivered by World Investment Series and is valid and binding on the Acquired Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not violate World Investment Series' Articles of Incorporation or By-Laws or any agreement or arrangement to which the Acquired Fund is a party or by which it is bound.

                  (c) World Investment Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                  (d) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to World Investment Series Inc.'s knowledge, threatened against the Acquired Fund.

                  (e) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.

                  (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (g) The Statements of Assets and Liabilities of the Acquired Fund at November 30, 1998 and 1997 have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                  (h) The unaudited Statements of Assets and Liabilities of the Acquired Fund at May 31, 1999 and 1998 and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly present the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                  (i) Since May 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, excepted as otherwise disclosed to and accepted by the Acquiring Fund.

                  (j) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (k) For each fiscal year of its operation, the Acquired Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

                  (l) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.(c). The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund Share (except for Class B shares which are convertible into Class A shares on the terms set forth in World Investment Series' Articles of Incorporation, as amended or supplemented).

                  (m) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                  (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Directors of World Investment Series and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (o) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement on Form N-14, (the "Registration Statement") to be filed with, and declared effective by the Securities and Exchange Commission as a precondition to the successful completion of this transaction (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (p) The Acquired Fund has entered into an agreement with respect to the payment of expenses associated with this Reorganization whereby Federated Global Investment Management Corp. has agreed to assume and pay for these expenses.

         5. World Investment Series' Representations and Warranties on Behalf of the Acquiring Fund. World Investment Series, on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

                  (a) World Investment Series is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to carry on its business as it is now being conducted and to carry out this Agreement.

                  (b) This Agreement has been duly authorized, executed and delivered by World Investment Series and is valid and binding on the Acquiring Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate World Investment Series, Inc.'s Articles of Incorporation or By-Laws or any agreement or arrangement to which the Acquiring Fund is a party or by which it is bound.

                  (c) World Investment Series is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

                  (d) The Acquiring Fund does not have any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to World Investment Series' knowledge, threatened against the Acquiring Fund.

                  (e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (f) The Statements of Assets and Liabilities of the Acquiring Fund at November 30, 1998 and 1997, have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

                  (g) The Statements of Assets and Liabilities of the Acquiring Fund at May 31, 1999 and 1998, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

                  (h) Since May 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.

                  (i) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

                  (k) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board , and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (m) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund has entered into an agreement with respect to the payment of expenses associated with this Reorganization whereby Federated Global Investment Management Corp. has agreed to assume and pay for these expenses.

         6. Acquiring Fund's Conditions Precedent. The obligations of World Investment Series hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

                  (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

                  (b) As of the Closing Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

                  (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Articles of Incorporation and By-Laws of World Investment Series.

                  (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or prior to the Closing Date, and all of its net capital gain realized (after reduction for any capital loss carryforward), if any, in all taxable years ending on or prior to the Closing Date.

         7. Acquired Fund's Conditions Precedent. The obligations of World Investment Series hereunder with respect to the Acquired Fund shall be subject to the following conditions:

                  (a) All representations and warranties of World Investment Series made on behalf of the Acquiring Fund contained in the Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                  (b) There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquiring Fund.

         8. Mutual Conditions Precedent. The obligations of both the Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

                  (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of World Investment Series' Articles of Incorporation and the 1940 Act.

                  (b) On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

                  (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                  (e) World Investment Series shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for Federal income tax purposes:

                  (i) The transfer of all of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (iv) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (v) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (vi) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (vii) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (viii) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

         Provided, however, that at any time prior to the Closing Date, any of the foregoing conditions in this Section 8 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or the Acquired Fund.

         9. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board at any time prior to the Closing Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Board , make proceeding with this Agreement inadvisable.

                  If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board , officers or shareholders of World Investment Series in respect of this Agreement.

         10. Waiver and Amendments. At any time prior to the Closing Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Board , if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Closing Date, any provision of this Agreement may be amended or modified by the Board , if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

         11. No Survival of Representations. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

         12. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

         13. Counterparts. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     IN WITNESS WHEREOF, World Investment Series, Inc. has caused this Agreement and Plan of Reorganization to be executed as of the date first above written.








                        WORLD INVESTMENT SERIES, INC., on behalf of its portfolio, Federated Latin American Growth Fund


                        /s/      John W. McGonigle
                                 John W. McGonigle, Secretary

                        WORLD INVESTMENT SERIES, INC., on behalf of its portfolio, Federated Emerging Markets Fund

                        /s/      John W. McGonigle
                                 John W. McGonigle, Secretary























25008 (12/99)




                       STATEMENT OF ADDITIONAL INFORMATION
                                December 28, 1999
                          Acquisition of the Assets of
                      FEDERATED LATIN AMERICAN GROWTH FUND
                                 a portfolio of
                          WORLD INVESTMENT SERIES, INC.
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone Number 412/288-1900

                        By and in exchange for shares of
                        FEDERATED EMERGING MARKETS FUND,
                                 a portfolio of
                          WORLD INVESTMENT SERIES, INC.
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone Number 412/288-1900










This Statement of Additional Information dated December 28, 1999 is not a prospectus. A Prospectus/Proxy Statement dated December 28, 1999 related to the above-referenced matter may be obtained from World Investment Series, Inc., 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.




FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS, INC.

                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Emerging Markets Fund, a portfolio of World Investment Series, Inc., dated March 31, 1999.

2. Statement of Additional Information of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., dated March 31, 1999.

3. Financial Statements (unaudited) of Federated Emerging Markets Fund, dated May 31, 1999.

4. Financial Statements of Federated Emerging Markets Fund, dated November 30, 1998.

5. Financial Statements (unaudited) of Federated Latin American Growth Fund, dated May 31, 1999.

6. Financial Statements of Federated Latin American Growth Fund, dated November 30, 1998.

7.       Pro Forma Financial Information.

         The Statement of Additional Information of Federated Emerging Markets Fund (the "Acquiring Fund"), a portfolio of World Investment Series, Inc., dated March 31, 1999 is incorporated herein by reference to this Statement of Additional Information.

         The Statement of Additional Information of Federated Latin American Growth Fund (the "Acquired Fund") , a portfolio of World Investment Series, Inc., dated March 31, 1999 is incorporated herein by reference to this Statement of Additional Information.

         The audited financial statements of the Acquiring Fund, dated November 30, 1998, are incorporated herein by reference to its Annual Report to Shareholders dated November 30, 1998 and filed with the Securities and Exchange Commission on February 1, 1999.

         The audited financial statements of the Acquired Fund, dated November 30, 1998, are incorporated herein by reference to its Annual Report to Shareholders dated November 30, 1998 and filed with the Securities and Exchange Commission on February 1, 1999.

         The unaudited financial statements of the Acquiring Fund, dated May 31, 1999, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 1999.

         The unaudited financial statements of the Acquired Fund, dated May 31, 1999, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 1999.

         The Pro Forma Financial Information of the Acquiring Fund, dated March 31, 1999, is included herein.

                      Federated Latin American Growth Fund
                         Federated Emerging Markets Fund
                      Explanatory Statements Pertaining to
                   Pro Forma Financial Statements (unaudited)
                                  May 31, 1999

Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Latin American Growth Fund and Federated Emerging Markets Fund, collectively ("the Funds"), for the period ended May 31, 1999. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 1999.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Latin American Growth Fund for shares of Federated Emerging Markets Fund. Under generally accepted accounting principles, Federated Emerging Markets Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

For the period ended May 31, 1999, Federated Latin American Growth Fund and Federated Emerging Markets Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.


Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the issuance of 868,445 shares of the Federated Emerging Markets Fund's Class A Shares to the holders of 959,852 shares of the Federated Latin American Growth Fund's Class A Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 418,694 shares of the Federated Emerging Markets Fund's Class B Shares to the holders of 456,893 shares of the Federated Latin American Growth Fund's Class B Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 57,202 shares of the Federated Emerging Markets Fund's Class C Shares to the holders of 62,191 shares of the Federated Latin American Growth Fund's Class C Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

Pro Forma Combining Portfolio of Investments
May 31, 1999 (unaudited)



  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--94.1%
Aerospace & Military Technology--0.5%
       12,600          -      12,600 Linea Aerea Nacional Chile SA, ADR           $ 99,225       $    -    $ 99,225
                                     -------------------------------------------
            -     27,970      27,970 Samsung Aerospace Industries                        -      214,637     214,637
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------
                                      Total                                         99,225      214,637     313,862
                                     -------------------------------------------------------------------------------
 Appliances & Household Durables--1.2%
                                     -------------------------------------------
            -    236,000     236,000 Guangdong Kelon Electrical Holdings Co.,            -      181,074     181,074
                                     Class H
                                     -------------------------------------------
            -     16,000      16,000 L.G. Electronics, Inc.                              -      304,929     304,929
                                     -------------------------------------------
            -          2           2 (1) (2)Samsung Electronics Co., GDR                 -           75          75
                                     -------------------------------------------
            -        200         200 Samsung Electronics Co., Rights                     -        2,125       2,125
                                     -------------------------------------------
            -  2,636,300   2,636,300 Vestel Elektronik Sanayi ve Ticaret AS              -      300,986     300,986
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      789,189     789,189
                                                                                ------------------------------------
                                     -------------------------------------------
 Automobile--0.4%
                                     -------------------------------------------
            -     33,700      33,700 Mahindra & Mahindra Ltd.                            -      162,546     162,546
                                     -------------------------------------------
            -      8,844       8,844 (1) North American Bus Industries                   -      127,499     127,499
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      290,045     290,045
                                                                                ------------------------------------
                                     -------------------------------------------
 Banking--14.6%
                                     -------------------------------------------
            -      2,700       2,700 Alpha Credit Bank                                   -      183,167     183,167
                                     -------------------------------------------
            -      2,700       2,700 Alpha Credit Bank, Rights                           -        9,223       9,223
                                     -------------------------------------------
        6,800          0       6,800 Banco de Galicia y Buenos Aires SA de CV,                        -     142,375
                                     Class B, ADR                                  142,375
                                     -------------------------------------------
            -      3,800       3,800 Banco Santiago, ADR                                 -       67,925      67,925
                                     -------------------------------------------
            -     18,000      18,000 Bank Handlowy w. Warszawie                          -      211,499     211,499
                                     -------------------------------------------
            -      4,440       4,440 Bank Slaski SA                                      -      211,800     211,800
                                     -------------------------------------------
            -     30,500      30,500 (1)(2) Banque Audi, Class B, GDR                    -      671,000     671,000
                                     -------------------------------------------
            -  5,867,100   5,867,100 Demirbank TAS                                       -       31,688      31,688
                                     -------------------------------------------
            -      2,900       2,900 Ergo Bank SA                                        -      260,267     260,267
                                     -------------------------------------------
            -      1,767       1,767 Grupo Financiero Banamex Accival, SA de             -        3,431       3,431
                                     CV, Class L
                                     -------------------------------------------
            -     74,900      74,900 Grupo Financiero Banamex Accival, SA de             -      150,030     150,030
                                     CV, Class O
                                     -------------------------------------------
      950,000  1,100,000   2,050,000 Grupo Financiero Bancomer, SA de CV                        373,223     695,553
                                                                                   322,330
                                     -------------------------------------------
            -        390         390 Grupo Financiero Inbursa, SA de CV                  -        1,136       1,136
                                     -------------------------------------------
            -  1,011,000   1,011,000 HKCB Bank Holding Co. Ltd.                          -      277,036     277,036
                                     -------------------------------------------
            -     19,400      19,400 Hana Bank                                           -      256,027     256,027
                                     -------------------------------------------
            - 15,250,000  15,250,000 Lippo Bank                                          -      891,530     891,530
                                     -------------------------------------------
            -     62,800      62,800 (1) Mauritius Commercial Bank                       -      237,075     237,075
                                     -------------------------------------------
            -      7,200       7,200 Misr International Bank                             -      159,813     159,813
                                     -------------------------------------------
            -      3,410       3,410 National Bank of Greece                             -      237,896     237,896
                                     -------------------------------------------
            -      6,000       6,000 National Societe Generale Bank                      -      101,971     101,971
                                     -------------------------------------------
            -     10,700      10,700 OTP Bank RT                                         -      471,710     471,710
                                     -------------------------------------------
            - 27,800,000  27,800,000 PT Bank Internasional Indonesia                     -      769,846     769,846
                                     -------------------------------------------
            -        500         500 PT Bank Negara Indonesia                            -           32          32
                                     -------------------------------------------
            -        500         500 PT Bank Niaga Tbk                                   -           31          31
                                     -------------------------------------------
            -        500         500 (1) PT Bank Universal                               -            9           9
                                     -------------------------------------------
            -     73,000      73,000 (1) Philippine National Bank                        -      168,830     168,830
                                     -------------------------------------------
            -     33,405      33,405 Shinhan Bank                                        -      325,360     325,360
                                     -------------------------------------------
            -  2,785,276             (1) Social Security Bank Ltd.                       -
                           2,785,276                                                          1,906,262   1,906,262
                                     -------------------------------------------
            -    277,500     277,500 State Bank Mauritius                                -      176,435     176,435
                                     -------------------------------------------
            -    220,600     220,600 Thai Military Bank PCL                              -      136,760     136,760
                                     -------------------------------------------
            - 94,339,600  94,339,600 Turk Dis Ticaret Bankasi  AS                        -      440,094     440,094
                                     -------------------------------------------
            - 13,163,000  13,163,000 Turkiye Garanti Bankasi AS                          -      541,328     541,328
                                     -------------------------------------------
            -  3,990,000             Yapi ve Kredi Bankasi AS                            -       50,940      50,940
                           3,990,000
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
                                     -------------------------------------------------------------------------------
                                         Total                                     464,705    9,323,374   9,788,079
                                                                                ------------------------------------
                                     -------------------------------------------
 Beverage & Tobacco--6.5%                                                                                         -
                                     -------------------------------------------
            -    128,000     128,000 Beijing Enterprises                                 -      207,973     207,973
                                     -------------------------------------------
            -     31,000      31,000 (1) Boutaris Wine Co. SA                            -      321,669     321,669
                                     -------------------------------------------
       19,800          -      19,800 Coca-Cola Femsa SA, ADR                                          -     357,638
                                                                                   357,638
                                     -------------------------------------------
            -      4,600       4,600 Compania Cervecerias Unidas SA, ADR                 -      128,800     128,800
                                     -------------------------------------------
            -      2,600       2,600 Embotelladora Andina SA, Class A, ADR               -       50,050      50,050
                                     -------------------------------------------
            -      1,400       1,400 Embotelladora Andina SA, Class B, ADR               -       21,875      21,875
                                     -------------------------------------------
      130,000     80,000     210,000 Fomento Economico Mexicano, SA de CV                       263,260     691,058
                                                                                   427,798
                                     -------------------------------------------
            -     14,480      14,480 (1) Guiness Ghana Ltd.                              -        5,568       5,568
                                     -------------------------------------------
      227,200          -     227,200 Grupo Modelo SA de CV, Class C                                   -     585,124
                                                                                   585,124
                                     -------------------------------------------
            -      6,000       6,000 Hellenic Bottling Co., SA                           -      175,132     175,132
                                     -------------------------------------------
            -    219,000     219,000 La Tondena Distillers, Inc.                         -      253,246     253,246
                                     -------------------------------------------
            -     55,000      55,000 PT Gudang Garam                                     -      106,277     106,277
                                     -------------------------------------------
            -    240,000     240,000 PT Hanjaya Mandala Sampoerna                        -      386,954     386,954
                                     -------------------------------------------
       13,700     11,800      25,500 Pan American Beverage, Inc., Class A                       273,613     591,282
                                                                                   317,669
                                     -------------------------------------------
            -    293,672     293,672 Sasini Tea & Coffee Ltd.                            -      216,609     216,609
                                     -------------------------------------------
            -    368,752     368,752 Union de Cervecerias Backus y Johnston              -      160,712     160,712
                                     SAA, Class T
                                     -------------------------------------------
        4,000          -       4,000 Vina Concha y Toro, ADR                                          -     130,000
                                                                                   130,000
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total
                                                                                 1,818,229    2,571,738   4,389,967
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Broadcasting & Publishing--1.3%
                                     -------------------------------------------
       13,300      8,000      21,300 Grupo Televisa SA, GDR                                     334,500     890,606
                                                                                   556,106
                                     -------------------------------------------------------------------------------
 Building Materials & Components--3.9%
                                     -------------------------------------------
            - 55,200,000  55,200,000 Adana Cimento Sanayii                               -      216,826     216,826
                                     -------------------------------------------
                                     -------------------------------------------
       13,417          -      13,417 Cementos Lima SA                                                 -     223,818
                                                                                   223,818
                                     -------------------------------------------
      156,500          -     156,500 Cemex SA, Class B                                                -     698,932
                                                                                   698,932
                                     -------------------------------------------
       58,632          -      58,632 Juan Minetti SA                                                  -     149,630
                                                                                   149,630
                                     -------------------------------------------
            -  2,150,000             PT Mulia Industrindo                                -      218,307     218,307
                           2,150,000
                                     -------------------------------------------
            -  4,845,000             PT Semen Cibinong Tbk                               -      253,431     253,431
                           4,845,000
                                     -------------------------------------------
            -    179,000     179,000 PT Semen Gresik  (Persero) Tbk                      -      299,618     299,618
                                     -------------------------------------------
            -     85,200      85,200 Siam City Cement                                    -      321,509     321,509
                                     -------------------------------------------
            -      2,600       2,600 Titan Cement Co. SA                                 -      240,181     240,181
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                1,549,872
                                                                                 1,072,380                2,622,252
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Business & Public Services--2.9%
                                     -------------------------------------------
            -      5,260       5,260 Cheil Communications, Inc.                          -      275,009     275,009
                                     -------------------------------------------
            -     10,000      10,000 (1) ComputerLand Poland SA                          -      140,598     140,598
                                     -------------------------------------------
            -      3,460       3,460 Delta Informatics                                   -      160,922     160,922
                                     -------------------------------------------
            -    539,280     539,280 (1) Home Finance Co. Ltd.                           -      166,341     166,341
                                     -------------------------------------------
            -    127,400     127,400 (1) Ixchange Technology Holdings Ltd.               -      324,009     324,009
                                     -------------------------------------------
            -      3,662       3,662 NIIT                                                -      154,499     154,499
                                     -------------------------------------------
            -     16,000      16,000 Satyam Computer Services                            -      500,232     500,232
                                     -------------------------------------------
            -      6,800       6,800 Softbank SA                                         -      198,042     198,042
                                                                                ------------------------------------
                                     -------------------------------------------
                                         Total                                           -    1,919,652
                                                                                                          1,919,652
                                                                                ------------------------------------
                                     -------------------------------------------
 Chemicals--0.8%
                                     -------------------------------------------
            -      8,800       8,800 Egyptian Financial & Industrial                     -      120,419     120,419
                                     -------------------------------------------
            -      8,150       8,150 Pannonplast RT                                      -      161,086     161,086
                                     -------------------------------------------
            -      6,300       6,300 Sociedad Quimica Y Minera De Chile, ADR             -      219,713     219,713
                                     -------------------------------------------
            -        364         364 Sociedad Quimica Y Minera De Chile, Class           -       12,740      12,740
                                     A, ADR
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      513,958     513,958
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Construction & Housing--3.1%
                                     -------------------------------------------
       68,000          -      68,000 (1) Corporacion Geo SA de CV, Class B                            -     257,128
                                                                                   257,128
                                     -------------------------------------------
            -  6,373,000             (1) DMCI Holdings                                   -      345,028     345,028
                           6,373,000
                                     -------------------------------------------
            - 12,455,000  12,455,000 (1) Empire East Land Holdings, Inc.                 -      333,869     333,869
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
                                     -------------------------------------------
            -     41,000      41,000 Exbud SA                                            -      300,577     300,577
                                     -------------------------------------------
            -     19,725      19,725 Hydrobudowa SA                                      -      185,216     185,216
                                     -------------------------------------------
            -    138,000     138,000 Italian-Thai Development                            -      368,248     368,248
                                     -------------------------------------------
            -     23,500      23,500 Sambu Construction                                  -      284,773     284,773
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                1,817,711
                                                                                   257,128                2,074,839
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Data Processing & Reproduction--0.5%
                                     -------------------------------------------
            -     13,600      13,600 (1) DataTec Ltd.                                    -      183,524     183,524
                                     -------------------------------------------
            -      6,100       6,100 Intrasoft SA                                        -      167,289     167,289
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      350,813     350,813
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Electrical & Electronics--2.0%
                                     -------------------------------------------
            -      1,100       1,100 DSQ Software Ltd.                                   -        5,476       5,476
                                     -------------------------------------------
            -     39,470      39,470 (1)Hi-Tron Systems                                  -      332,841     332,841
                                     -------------------------------------------
            -     11,840      11,840 Hi-Tron Systems, Rights                             -       43,931      43,931
                                     -------------------------------------------
            -      8,100       8,100 (1) Infoquest SA                                    -      146,144     146,144
                                     -------------------------------------------
            -     34,100      34,100 Infotech Enterprises Ltd.                           -      181,518     181,518
                                     -------------------------------------------
            -      3,000       3,000 Intracom SA                                         -      215,643     215,643
                                     -------------------------------------------
            -  1,570,000             Vanda Systems and Communications Holdings           -      186,257     186,257
                           1,570,000 Ltd.
                                     -------------------------------------------
            -     10,800      10,800 (1) Visualsoft (India) Ltd.                         -      238,983     238,983
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -    1,350,793
                                                                                                          1,350,793
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Electronic Components, Instruments--0.9%
                                     -------------------------------------------
            -      4,515       4,515 Aptech Ltd.                                         -       85,640      85,640
                                     -------------------------------------------
            -        720         720 Dae Duck Electronics Co.                            -        6,922       6,922
                                     -------------------------------------------
            -        172         172 Dae Duck Electronics Co., Rights                    -          566         566
                                     -------------------------------------------
            -     22,800      22,800 HCL Infosystems Ltd.                                -      214,114     214,114
                                     -------------------------------------------
            -     15,040      15,040 Saehan Precision Co.                                -      306,926     306,926
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      614,168     614,168
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Energy Equipment & Services--0.6%
                                     -------------------------------------------
       17,900          -      17,900 (2) Chilectra SA, ADR                                            -     407,651
                                                                                   407,651
                                                                                ------------------------------------
                                     -------------------------------------------
 Energy Sources--3.4%
                                     -------------------------------------------
            -    110,300     110,300 Banpu Public Co. Ltd.                               -      258,655     258,655
                                     -------------------------------------------
      240,000          -     240,000 (1) Gas Natural Ban SA                                           -     401,117
                                                                                   401,117
                                     -------------------------------------------
            -     35,000      35,000 Gulf Indonesia Resources Ltd.                       -      336,875     336,875
                                     -------------------------------------------
            -      6,850       6,850 Lukoil Holding Co., ADR                             -      254,820     254,820
                                     -------------------------------------------
            -     20,300      20,300 MOL Magyar Olaj-es Gazipari RT                      -      494,967     494,967
                                     -------------------------------------------
            -    735,000     735,000 PT Medco Energi Corp.                               -      280,430     280,430
                                     -------------------------------------------
            -      3,000       3,000 PTT Exploration and Production Public Co.           -       24,420      24,420
                                     -------------------------------------------
            -  2,010,000             Petron Corp.                                        -      221,866     221,866
                           2,010,000
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                1,872,033
                                                                                   401,117                2,273,150
                                                                                ------------------------------------
                                     -------------------------------------------
 Financial Services--1.7%
                                     -------------------------------------------
            -     10,500      10,500 (1) Daewoo Securities Co.                           -      208,079     208,079
                                     -------------------------------------------
            -        545         545 (1) Hyundai Securities                              -       17,097      17,097
                                     -------------------------------------------
            -        131         131 Hyundai Securities, Rights                          -        1,171       1,171
                                     -------------------------------------------
            -     30,400      30,400 (1) Lg Securities Co.                               -      512,712     512,712
                                     -------------------------------------------
            -        222         222 Samsung Securities Co., Ltd.                        -        9,735       9,735
                                     -------------------------------------------
            -    776,700     776,700 Securities One                                      -      173,763     173,763
                                     -------------------------------------------
            -     63,000      63,000 (1) Theta Group Ltd.                                -      193,078     193,078
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -
                                                                                              1,115,635   1,115,635
                                                                                ------------------------------------
                                     -------------------------------------------
 Fisheries--0.0%
                                     -------------------------------------------
            -    188,902     188,902 Austral Group                                       -       22,711      22,711
                                     -------------------------------------------------------------------------------
 Food & Household Products--2.6%
                                     -------------------------------------------
            -     11,200      11,200 Britannia Industries                                -      344,917     344,917
                                     -------------------------------------------
            -      8,700       8,700 Delta Dairy SA                                      -      184,038     184,038
                                     -------------------------------------------
            -      5,900       5,900 Goody's SA                                          -      166,346     166,346
                                     -------------------------------------------
            -     51,000      51,000 Grupo Industrial Maseca SA de CV, Class B           -       32,315      32,315
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
                                     -------------------------------------------
            -     71,500      71,500 Innscor Africa Ltd.                                 -       18,367      18,367
                                     -------------------------------------------
            -     32,100      32,100 (1) International Food Industries Co.               -      372,851     372,851
                                     (Hostess)
                                     -------------------------------------------
            -    762,500     762,500 (1) PT Bintuni Minaraya                             -      166,577     166,577
                                     -------------------------------------------
            -  1,110,000   1,110,000 Ultrajaya Milk Ind                                  -      119,538     119,538
                                     -------------------------------------------
            -     17,100      17,100 Woo Sung Feed Co.                                   -      340,313     340,313
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -    1,745,262
                                                                                                          1,745,262
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Forest Products & Paper--1.4%                                                                                    -
                                     -------------------------------------------
       26,000          -      26,000 Aracuz Cellulose, ADR                                            -     500,500
                                                                                   500,500
                                     -------------------------------------------
            -     68,300      68,300 Sappi Ltd.                                          -      416,450     416,450
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------
                                      Total                                                     416,450     916,950
                                                                                   500,500
                                     -------------------------------------------------------------------------------
 Gold Mines--0.3%
                                     -------------------------------------------
            -     30,800      30,800 Ashanti Goldfields Co., GDR                         -      231,000     231,000
                                     -------------------------------------------------------------------------------
 Health & Personal Care--1.0%
                                     -------------------------------------------
            -      1,600       1,600 Athens Medic Center                                 -       37,977      37,977
                                     -------------------------------------------
            -    814,500     814,500 PT Darya Varia Laboratoria                          -      100,245     100,245
                                     -------------------------------------------
            -     12,900      12,900 Pacific Corp.                                       -      271,957     271,957
                                     -------------------------------------------
            -     15,450      15,450 Sarantis SA                                         -      253,730     253,730
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      663,909     663,909
                                                                                ------------------------------------
                                     -------------------------------------------
 Industrial Components--0.1%
                                     -------------------------------------------
            -      3,800       3,800 Madeco SA, ADR                                      -       37,050      37,050
                                     -------------------------------------------
            -     14,064      14,064 Samsung Aerospace Industries, Rights                -       18,976      18,976
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -       56,026      56,026
                                                                                ------------------------------------
                                     -------------------------------------------
 Insurance--1.6%
                                     -------------------------------------------
            - 18,368,000             Aksigorta                                           -      586,270     586,270
                          18,368,000
                                     -------------------------------------------
            -     11,000      11,000 (1) Enterprise Insurance Co. Ltd.                   -        9,048       9,048
                                     -------------------------------------------
            -        520         520 Samsung Fire & Marine Insurance                     -      269,284     269,284
                                     -------------------------------------------
            -    116,394     116,394 Swan Insurance Co., Ltd.                            -      180,384     180,384
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -
                                                                                              1,044,986   1,044,986
                                                                                ------------------------------------
                                     -------------------------------------------
 Leisure & Tourism--0.2%
                                     -------------------------------------------
            -  1,334,000             PT Sona Topas Tourism Industry Tbk                  -      106,720     106,720
                           1,334,000
                                     -------------------------------------------------------------------------------
 Machinery & Engineering--1.1%
                                     -------------------------------------------
            -     10,000      10,000 Punjab Tractors Ltd.                                -      315,225     315,225
                                     -------------------------------------------
            -    141,300     141,300 Shin Sung ENG                                       -      405,127     405,127
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      720,352     720,352
                                                                                ------------------------------------
                                     -------------------------------------------
 Merchandising--3.0%
                                     -------------------------------------------
      291,000          -     291,000 (1) Cifra SA de CV, Class V                                      -     502,596
                                                                                   502,596
                                     -------------------------------------------
            -     13,400      13,400 Companhia Brasileira de Distribuicao                -      242,875     242,875
                                     Groupo Pao de Acucar, ADR
                                     -------------------------------------------
            -     23,800      23,800 Keum Kang Devel                                     -      275,962     275,962
                                     -------------------------------------------
            -    280,000     280,000 Migros Turk                                         -      357,489     357,489
                                     -------------------------------------------
       95,500          -      95,500 Organizacion Soriana SA de CV, Class B                           -     357,698
                                                                                   357,698
                                     -------------------------------------------
            -    439,500     439,500 PT Ramayana Lestari Sentosa                         -      238,006     238,006
                                     -------------------------------------------
            -      1,800       1,800 Santa Isabel SA, ADR                                -       19,575      19,575
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total
                                                                                   860,294    1,133,907   1,994,201
                                                                                ------------------------------------
                                     -------------------------------------------
 Metals - Non Ferrous--2.0%
                                     -------------------------------------------
            -    221,942     221,942 (1) Aluworks Ghana Ltd.                             -      255,578     255,578
                                     -------------------------------------------
       37,000     41,532      78,532 Cia de Minas Buenaventura SA, Class B                      298,601     564,618
                                                                                   266,017
                                     -------------------------------------------
            -     50,000      50,000 Grupo Mexico SA, Class B                            -      169,136     169,136
                                     -------------------------------------------
            -     50,657      50,657 Minsur SA                                           -      102,776     102,776
                                     -------------------------------------------
        6,000          -       6,000 Sociedad Quimica y Minera de Chile, ADR                          -     209,250
                                                                                   209,250
                                     -------------------------------------------
          346          -         346 Sociedad Quimica y Minera de Chile, Class      12,110            -      12,110
                                     A, ADR
                                     -------------------------------------------------------------------------------
                                         Total                                                  826,091
                                                                                   487,377                1,313,468
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
 Metals - Steel--1.1%
                                     -------------------------------------------
      140,000          -     140,000 Acindar Industria Argentina de Aceros SA                         -     168,133
                                                                                   168,133
                                     -------------------------------------------
            - 19,500,000             Eregli Demir Ve Celik Fabrikalari TAS               -      373,445     373,445
                          19,500,000
                                     -------------------------------------------
            -     10,400      10,400 Mytilineos SA                                       -      209,825     209,825
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                  583,270     751,403
                                                                                   168,133
                                                                                ------------------------------------
                                     -------------------------------------------
 Mining--0.1%
                                     -------------------------------------------
            -    483,461     483,461 Athi River Mining Ltd.                              -       39,774      39,774
                                     -------------------------------------------------------------------------------
 Miscellaneous Materials & Commodities--1.0%
                                     -------------------------------------------
            -  1,741,000             Delta Corp.                                         -      458,637     458,637
                           1,741,000
                                     -------------------------------------------
            -      5,250       5,250 Hellas Can Packaging SA                             -      166,544     166,544
                                     -------------------------------------------
            -        200         200 National Aluminium Co. Ltd.                         -          135         135
                                     -------------------------------------------
            -    953,500     953,500 PT Fiskaragung Perkasa                              -       32,272      32,272
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      657,588     657,588
                                                                                ------------------------------------
                                     -------------------------------------------
 Multi-Industry--3.8%
                                     -------------------------------------------
            -  4,018,000             (1) Aboitiz Equity Ventures, Inc.                   -      236,536     236,536
                           4,018,000
                                     -------------------------------------------
            -  1,415,000             (1) Benpres Holdings Corp.                          -      334,690     334,690
                           1,415,000
                                     -------------------------------------------
            -     21,900      21,900 Citic Pacific Ltd.                                  -      262,436     262,436
                                     -------------------------------------------
            -  1,415,000             Elektrim Spolka Akcyjna SA                          -      503,048     503,048
                           1,415,000
                                     -------------------------------------------
            -  1,691,500             Enka Holding Yatirim                                -      348,860     348,860
                           1,691,500
                                     -------------------------------------------
            -     43,089      43,089 First Pacific Co.                                   -      220,507     220,507
                                     -------------------------------------------
            -      5,600       5,600 (2) Grupo Carso SA de CV, ADR                       -       45,119      45,119
                                     -------------------------------------------
       80,000                 80,000 Grupo Industrial Saltillo SA de CV, Class                        -     250,179
                                     B                                             250,179
                                     -------------------------------------------
            -  8,280,000             Haci Omer Sabanci Holding                           -      203,291     203,291
                           8,280,000
                                     -------------------------------------------
            -     21,830      21,830 (1)(2) Press Corp., GDR                             -      144,733     144,733
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                2,299,220
                                                                                   250,179                2,549,399
                                                                                ------------------------------------
                                     -------------------------------------------
 Pharmaceuticals--0.8%
                                     -------------------------------------------
            - 23,450,400             Eczacibasi Ilac                                     -      362,731     362,731
                          23,450,400
                                     -------------------------------------------
            -     21,900      21,900 Jelfa SA                                            -      186,945     186,945
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      549,676     549,676
                                                                                ------------------------------------
                                     -------------------------------------------
 Real Estate--3.6%
                                     -------------------------------------------
            -    457,000     457,000 Ayala Land, Inc.                                    -      147,128     147,128
                                     -------------------------------------------
                                     -------------------------------------------
            -  4,940,000             (1) Belle Corp.                                     -      288,219     288,219
                           4,940,000
                                     -------------------------------------------
            -    190,000     190,000 China Resources Enterprises Ltd.                    -      276,859     276,859
                                     -------------------------------------------
            -  5,670,000             (1) Megaworld Properties & Holdings, Inc.           -      286,103     286,103
                           5,670,000
                                     -------------------------------------------
            -  3,355,000             PT Jaya Real Property Tbk                           -      361,307     361,307
                           3,355,000
                                     -------------------------------------------
            - 11,400,000  11,400,000 Putra Surya Perkas                                  -      175,385     175,385
                                     -------------------------------------------
            -    775,000     775,000 Quality House Public Co. Limited                    -      214,117     214,117
                                     -------------------------------------------
            -     61,000      61,000 (1)(2) SOLIDERE, GDR                                -      642,025     642,025
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -    2,391,143
                                                                                                          2,391,143
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Recreation, Other Consumer Goods--0.4%
                                     -------------------------------------------
       83,000          -      83,000 (1) Corporacion Interamericana de                                -     262,954
                                     Entretenimiento SA                            262,954
                                                                                ------------------------------------
                                     -------------------------------------------
 Retail--0.3%
                                     -------------------------------------------
       11,650          -      11,650 Companhia Brasileira de Distribuicao                             -     211,156
                                     Groupo Pao de Acucar, ADR                     211,156
                                                                                ------------------------------------
                                     -------------------------------------------
 Telecommunications--11.4%
                                     -------------------------------------------
            -  3,200,000             Champion Technology Holdings Ltd.                   -      202,195     202,195
                           3,200,000
                                     -------------------------------------------
            -    100,000     100,000 (1) China Telecom (Hong Kong) Ltd.                  -      210,836     210,836
                                     -------------------------------------------
            -    558,000     558,000 City Telecom (HK) Ltd.                              -      165,496     165,496
                                     -------------------------------------------
       40,000     13,800      53,800 (1) Embratel Participacoes SA, ADR                         189,750     739,750
                                                                                   550,000
                                     -------------------------------------------
            -     16,200      16,200 Hellenic Telecommunication Organization SA          -      350,745     350,745
                                     -------------------------------------------
            -     50,900      50,900 Matav RT                                            -      284,373     284,373
                                     -------------------------------------------
            -    110,065     110,065 (1) Tele 2000 SA                                    -       46,315      46,315
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
                                     -------------------------------------------
       24,600     31,000      55,600 (1) Tele Norte Leste Participacoes SA, ADR                 507,625     910,450
                                                                                   402,825
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------
        4,500     17,800      22,300 Telecom Argentina SA, ADR                                  507,300     635,550
                                                                                   128,250
                                     -------------------------------------------
       10,000     16,000      26,000 Telefonica de Argentina SA, ADR                            518,000     841,750
                                                                                   323,750
                                     -------------------------------------------
       14,700     13,000      27,700 Telefonos de Mexico, Class L, ADR                        1,039,188
                                                                                 1,175,081                2,214,269
                                     -------------------------------------------
        3,000          -       3,000 (1) Telemig Celular Participacoes SA, ADR      92,625            -      92,625
                                     -------------------------------------------
   14,000,000          -  14,000,000 Telesp Participacoes SA                                          -     305,366
                                                                                   305,366
                                     -------------------------------------------
            -     14,200      14,200 Tiletypos SA                                        -      293,779     293,779
                                     -------------------------------------------
            -     17,200      17,200 (1) Vimpel-Communications, ADR                      -      363,350     363,350
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                4,678,952
                                                                                 2,977,897                7,656,849
                                                                                ------------------------------------
                                     -------------------------------------------
 Textiles & Apparel--0.2%
                                     -------------------------------------------
            -    158,550     158,550 Madura Coats                                        -      156,818     156,818
                                     -------------------------------------------------------------------------------
 Transportation - Airlines--1.5%
                                     -------------------------------------------
            -    100,000     100,000 Air Mauritius Ltd.                                  -       99,344      99,344
                                     -------------------------------------------
            -  4,079,000             Kenya Airways Ltd.                                  -      468,649     468,649
                           4,079,000
                                     -------------------------------------------
            -     18,950      18,950 Korean Air                                          -      228,515     228,515
                                     -------------------------------------------
            -    109,000     109,000 Thai Airways International PCL                      -      185,094     185,094
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      981,602     981,602
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Transportation - Road & Rail--0.3%
                                     -------------------------------------------
            -  1,222,000   1,222,000 GZI Transportation Ltd.                             -      220,610     220,610
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Transportation - Shipping--0.9%
                                     -------------------------------------------
            -     30,880      30,880 Korea Line Co.                                      -      377,586     377,586
                                     -------------------------------------------
            -  1,722,500   1,722,500 PT Berlian Laju Tanker Tbk                          -      238,499     238,499
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      616,085     616,085
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Utilities - Electrical & Gas--2.2%
                                     -------------------------------------------
            -     69,300      69,300 Companhia Paranaense de Energia-Copel, ADR          -      519,750     519,750
                                     -------------------------------------------
            -    573,289     573,289 Edegel SA, Class B                                  -      118,897     118,897
                                     -------------------------------------------
            -        900         900 Egypt Gas                                           -       43,968      43,968
                                     -------------------------------------------
            -    922,000     922,000 (1) Huaneng Power International, Inc.               -      273,454     273,454
                                     -------------------------------------------
            -     15,200      15,200 Hub Power Co., GDR                                  -      136,800     136,800
                                     -------------------------------------------
            -    225,000     225,000 Kenya Power & Lighting Co. Ltd.                     -      363,830     363,830
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -
                                                                                              1,456,699   1,456,699
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Wholesale & International Trade--0.7%
                                     -------------------------------------------
            -    180,080     180,080 Ferreyros SA                                        -      133,960     133,960
                                     -------------------------------------------
            -  2,475,900             Interfresh                                          -       51,917      51,917
                           2,475,900
                                     -------------------------------------------
            -     18,210      18,210 Samsung Co.                                         -      284,087     284,087
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                           -      469,964     469,964
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total Common Stocks (identified cost   10,795,031   46,696,933  57,491,964
                                     $53,855,235)
 Preferred Stocks--6.6%
--------------------------------------------------------------------------------------------------------------------
 Banking--0.9%
                                     -------------------------------------------
    5,300,000  9,400,000             Banco Est Sao Paulo, Preference                            400,842     626,849
                          14,700,000                                               226,007
                                                                                ------------------------------------
                                     -------------------------------------------
 Energy Sources--1.7%
                                     -------------------------------------------
    4,810,000  3,135,000             Petroleo Brasileiro SA, Preference                         443,205
                           7,945,000                                               680,006                1,123,211
                                     -------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Forest Products & Paper--0.2%
--------------------------------------------------------------------------------
    6,100,000          -             Votorantim Celulose e Papel SA, Preference                       -     161,916
                           6,100,000                                               161,916
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------
 Metals - Steel--0.8%
                                     -------------------------------------------
                                     -------------------------------------------
    1,600,000          -             Gerdau SA, Preference                                            -     240,046
                           1,600,000                                               240,046
                                     -------------------------------------------
                                     -------------------------------------------
      123,000          -     123,000 Usinas Siderurgicas de Minas Gerais SA,                          -     327,196
                                     Preference                                    327,196
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------
                                      Total                                                           -     567,242
                                                                                   567,242
                                     -------------------------------------------------------------------------------





  Federated   Federated                                                         Federated   Federated
    Latin      Emerging                                                           Latin      Emerging
  American     Markets   Pro Forma                                               American    Markets     Pro Forma
 Growth Fund     Fund    Combined                                               Growth         Fund      Combined
                                                                                   Fund
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks--continued
 Telecommunications--0.9%
       37,519          -      37,519 Telecomunicacoes Do Rio Janiero SA,               747            -         747
                                     Preference
                                     -------------------------------------------------------------------------------
                                     -------------------------------------------
    1,500,000  1,300,000             Telecomunicacoes de Sao Paulo SA,                          158,280     340,911
                           2,800,000 Preference                                    182,631
                                     -------------------------------------------
            -  6,300,000             Telesp Celular Participacoes SA, Series B           -      290,425     290,425
                           6,300,000
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                         Total                                                  448,705     632,083
                                                                                   183,378
                                                                                ------------------------------------
                                     -------------------------------------------
 Textiles & Apparel--0.0%
                                     -------------------------------------------
            - 49,000,000  49,000,000 (1) Texpar SA, Preference                           -          282         282
                                     -------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Utilities - Electrical & Gas--1.9%
--------------------------------------------------------------------------------
   17,100,000          -  17,100,000 Centrais Electricas Brasileiras SA,                              -     357,886
                                     Prefernce, Series B                           357,886
                                     -------------------------------------------
   25,512,307 20,100,000  45,612,307 Companhia Energetica de Minas Gerais,                      419,958     953,022
                                     Preference                                    533,064
                                                                                ------------------------------------
                                     -------------------------------------------
                                      Total                                                     419,958
                                                                                   890,950                1,310,908
                                                                                ------------------------------------
                                     -------------------------------------------------------------------------------
                                      Total Preferred Stocks (identified cost                 1,712,992   4,422,491
                                     $3,965,528)                                 2,709,499
                                                                                ------------------------------------
 Corporate Bonds--0.0%
 Metals - Steel--0.0%
                                     -------------------------------------------
       $5,800    $10,100      15,900 Companhia Vale Do Rio Doce, Conv. Deb.,            34           58          92
                                     12/31/1999 (identified cost $137)
                                                                                ------------------------------------
--------------------------------------------------------------------------------
 Repurchase Agreement--2.0%(3)
                                     -------------------------------------------
            -  1,375,000             Bear, Stearns and Co., 4.93%, dated                 -    1,375,000   1,375,000
                           1,375,000 5/28/1999, due 6/1/1999 (at amortized
                                     cost)
                                                                                ------------------------------------
                                     -------------------------------------------

                                     -------------------------------------------
                                         Total Investments (identified cost     13,504,564   49,784,983  63,289,547
                                     $59,195,900)(4)
                                     -------------------------------------------------------------------------------

 (1) Non-income producing security.
 (2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Funds' Board of Directors. At May 31, 1999, these securities amounted to $1,910,603 which represents 2.8% of net assets.

 (3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (4) The cost of investments for federal tax purposes amounts to $59,195,900. The net unrealized appreciation of investments on a federal tax basis amounts to $4,093,647 which is comprised of $8,900,549 appreciation and $4,806,902 depreciation at May 31, 1999.
 Note: The categories of investments are shown as a percentage of net assets ($67,267,388) at May 31, 1999.

The following acronyms are used throughout these portfolios:
ADR -  American Depositary Receipt
GDR -  Global Depositary Receipt



                                                                Federated Latin American Growth Fund
                                                                  Federated Emerging Markets Fund
                                                      Pro Forma Combining Statements of Assets and Liabilities
                                                                      May 31, 1999 (unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                   Federated           Federated
                                                     Latin              Emerging
                                                   American             Markets           Pro Forma     Pro forma
                                                   Growth Fund            Fund           Adjustment      Combined
                                                 -----------------   ---------------   -----------------------------
Assets:
----------------------------------------------
Investments in securities, at value                $13,504,564         $ 49,784,983
                                                                                                -        63,289,547
----------------------------------------------
Cash
                                                       360,685                    -             -           360,685
----------------------------------------------
Cash denominated in foreign currencies
(identified cost $4,464, 1,911,050 and                   4,388            1,908,584             -         1,912,972
1,915,514 respectively)
-------------------------------------------------
Income receivable
                                                       122,107              286,728             -           408,835
----------------------------------------------
Receivable for shares sold
                                                        40,455               90,210             -           130,665
----------------------------------------------
Receivable for Investments sold
                                                       185,552            3,605,726             -         3,791,278
----------------------------------------------
Prepaid expenses
                                                        56,203                    -             -            56,203
----------------------------------------------
Deferred organizational costs                                                                     (a)
                                                        23,002               18,362      (23,002)            18,362
----------------------------------------------   --------------      ---------------   -----------     -------------
     Total assets                                                                                        69,968,547
                                                    14,296,956           55,694,593      (23,002)
----------------------------------------------   --------------      ---------------   -----------     -------------
Liabilities:
----------------------------------------------
Payable for investments purchased                                                                         2,230,612
                                                             -            2,230,612             -
----------------------------------------------
Payable for shares redeemed
                                                        61,866              128,963             -           190,829
----------------------------------------------
Cash Overdraft
                                                             -                3,916             -             3,916
----------------------------------------------
Income distribution payable
                                                           219                    -             -               219
----------------------------------------------
Payable for taxes withheld
                                                         7,939              182,201             -           190,140
----------------------------------------------
Payable for foreign currency exchange contracts                                                                 970
                                                             -                  970             -
-------------------------------------------------
Accrued expenses
                                                        31,988               52,485             -            84,473
----------------------------------------------   --------------      ---------------   -----------     -------------
     Total liabilities
                                                       102,012            2,599,147             -         2,701,159
----------------------------------------------   --------------      ---------------   -----------     -------------
Net Assets                                         $14,194,944          $53,095,446     $               $67,267,388
                                                                                         (23,002)
----------------------------------------------   --------------      ---------------   -----------     -------------
Net Assets Consists of:
----------------------------------------------
Paid in capital                                    $22,053,648          $67,683,416    $ (23,002)        89,714,062
----------------------------------------------
Net unrealized appreciation of investments                                                                4,076,181
                                                     1,530,046            2,546,135             -
Accumulated net realized loss on
   investments                                                                                         (26,605,835)
                                                   (9,448,070)         (17,157,765)             -
----------------------------------------------
Accumulated undistributed net investment
   income
                                                        59,320               23,660             -            82,980
                                                 --------------      ---------------   -----------     -------------
     Total Net Assets                              $14,194,944          $53,095,446     $                         $
                                                                                         (23,002)        67,267,388
----------------------------------------------   --------------      ---------------   -----------     -------------
Net Assets:
  Class A Shares                                   $ 9,246,549          $38,970,562     $                         $
                                                                                         (14,983)        48,202,128
                                                 --------------      ---------------   -----------     -------------
                                                 --------------      ---------------   -----------     -------------
  Class B Shares                                   $ 4,353,099          $11,795,126     $ (7,054)
                                                                                                        $16,141,171
                                                 --------------      ---------------   -----------     -------------
                                                 --------------      ---------------   -----------     -------------
  Class C Shares                                    $  595,296          $ 2,329,758      $  (965)                 $
                                                                                                          2,924,089
----------------------------------------------   --------------      ---------------   -----------     -------------

Shares Outstanding:
  Class A Shares                                                                                  (b)     4,532,953
                                                       959,852            3,664,508      (91,407)
  Class B Shares                                                                                  (b)     1,554,929
                                                       456,893            1,136,235      (38,199)
  Class C Shares                                                                                  (b)
                                                        62,191              224,187       (4,989)           281,389
                                                 --------------      ---------------   -----------     -------------
                                                 --------------      ---------------   -----------     -------------
     Total Shares Outstanding
                                                     1,478,936            5,024,930     (134,595)         6,369,271
----------------------------------------------   --------------      ---------------   -----------     -------------

Net Asset Value Per Share
Class A Shares                                       $    9.63            $   10.63        $    -         $   10.63
                                                 --------------      ---------------   -----------     -------------
Class B Shares                                       $    9.53            $   10.38        $    -         $   10.38
                                                 --------------      ---------------   -----------     -------------
Class C Shares                                       $    9.57            $   10.39        $    -         $   10.39
                                                 --------------      ---------------   -----------     -------------
Offering Price Per Share
                                                 --------------      ---------------   -----------     -------------
Class A Shares *                                     $   10.19            $   11.25 *      $    -         $   11.25 *
                                                 --------------      ---------------   -----------     -------------
Class B Shares                                       $    9.53            $   10.38        $    -         $   10.38
                                                 --------------      ---------------   -----------     -------------





                                                                Federated Latin American Growth Fund
                                                                  Federated Emerging Markets Fund
                                                      Pro Forma Combining Statements of Assets and Liabilities
                                                                      May 31, 1999 (unaudited)

--------------------------------------------------------------------------------------------------------------------
Class C Shares                                       $    9.57            $   10.39        $    -         $   10.39
                                                 --------------      ---------------   -----------     -------------
Redemption Proceeds Per Share
                                                 --------------      ---------------   -----------     -------------
                                                                                       -----------
Class A Shares                                       $    9.63            $   10.63        $    -         $   10.63
                                                 --------------      ---------------   -----------     -------------
                                                 --------------      ---------------   -----------
Class B Shares **                                    $    9.01            $    9.81        $    -         $    9.81
                                                 --------------      ---------------   -----------     -------------
Class C Shares ***                                   $    9.47            $   10.29        $    -        $   10.29
                                                                                                       - ---------

Investments, at identified cost                    $11,964,217          $47,231,683        $    -                 $
                                                                                                         59,195,900
----------------------------------------------   --------------      ---------------   -----------     -------------
Investments, at tax cost                           $11,964,217          $47,231,683        $    -                 $
                                                                                                         59,195,900
----------------------------------------------   --------------      ---------------   -----------     -------------

*  Computation of offering price per share 100/94.5 of net asset value.
**  Computation of redemption price per share 94.5/100 of net asset value.
***  Computation of redemption price per share 99/100 of net asset value.
(a) Deferred organizational cost on Federated Latin American Growth Fund cannot be carried forward into the combined fund.
(b) Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)






                                                           Pro Forma Combining Statements of Operations
                                                                   Year Ended November 30, 1998
                                                 -----------------------------------------------------------------


                                                  Federated
                                                    Latin           Federated
                                                   American         Emerging         Pro Forma        Pro Forma
                                                 Growth Fund      Markets Fund      Adjustment         Combined
                                                 -------------    ------------------------------------------------
Investment Income:
Dividends                                          $  638,166  *    $ 1,704,070          $    -                 $ ***
                                                                                **                      2,342,236
Interest
                                                       37,987            54,311               -            92,298
                                                 -------------    --------------    ------------     -------------
     Total investment income                          676,153
                                                                      1,758,381                         2,434,534
Expenses:
Investment advisory fee                               234,964
                                                                        758,455               -           993,419
Administrative personnel and services fee             185,000                         (185,000)
                                                                        185,000                 (a)       185,000
Custodian fees                                         51,212                          (26,212)
                                                                        263,434                 (b)       288,434
Transfer and dividend disbursing agent
  fees and expenses                                    80,055                          (26,889)
                                                                        156,834                 (c)       210,000
Directors' fees                                         1,167                           (1,167)
                                                                          1,403                 (d)         1,403
Auditing fees                                          21,692                          (21,692)
                                                                         21,692                 (e)        21,692
Legal fees                                              2,831                           (2,831)
                                                                          3,113                 (f)         3,113
Portfolio accounting fees                              82,580                          (82,580)
                                                                         83,662                 (g)        83,662
Distribution services fee - Class B Shares             50,647
                                                                        119,917               -           170,564
Distribution services fee - Class C Shares              8,442
                                                                         22,321               -            30,763
Shareholder services fees - Class A Shares             27,297
                                                                        104,279               -           131,576
Shareholder services fees - Class B Shares             16,883
                                                                         39,972               -            56,855
Shareholder services fees - Class C Shares              2,814
                                                                          7,440               -            10,254
Share registration costs                               29,992                          (28,000)
                                                                         30,328                 (h)        32,320
Printing and postage                                   29,673                          (29,673)
                                                                         47,750                 (i)        47,750
Taxes                                                   1,875
                                                                          5,625               -             7,500
Insurance premiums                                      3,465                           (3,465)
                                                                          4,000                 (j)         4,000
Miscellaneous                                          19,037                          (19,037)
                                                                         14,682                 (k)        14,682
                                                 -------------    --------------    ------------     -------------
     Total expenses                                   849,626                         (426,546)
                                                                      1,869,907                         2,292,987
                                                 -------------    --------------    ------------     -------------
Waivers and reimbursements:
Waiver of investment advisory fee                   (234,964)                           323,893
                                                                      (115,548)                 (l)      (26,619)
Reimbursement of other operating expenses           (178,798)                           214,301
                                                                       (35,503)                 (m)             -
                                                 -------------    --------------    ------------     -------------
  Total waivers and reimbursements                  (413,762)         (151,051)         538,194
                                                                                                         (26,619)
                                                 -------------    --------------    ------------     -------------
                                                 -------------    --------------    ------------------------------
     Net expenses                                     435,864                           111,648
                                                                      1,718,856                         2,266,368
                                                 -------------    --------------    ------------------------------
                                                 -------------    --------------                     -------------
         Net investment income/(net operating       $ 240,289         $  39,525       $ 426,546        $  706,360
loss)
                                                 -------------    --------------    ------------     -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and foreign      (7,074,994)      (22,632,585) ****                              ****
                                                                                              -      (29,707,579)
   currency transactions
Net change in unrealized appreciation (depreciation)
   on investments                                   (672,967)
                                                                      3,529,082               -         2,856,115
                                                 -------------    --------------    ------------     -------------
     Net realized and unrealized loss on
investments                                       (7,747,961)      (19,103,503)               -      (26,851,464)
                                                 -------------    --------------    ------------     -------------
                                                                                    ------------
          Change in net assets resulting from               $     $(19,063,978)                      $(26,571,650)
operations                                        (7,507,672)                                 -
                                                 -------------    --------------    ------------     -------------

*  Net of foreign taxes withheld $40,263.
** Net of foreign taxes withheld $110,743.
*** Net of foreign taxes withheld $151,006.
**** Net of foreign taxes withheld
$369,196.

(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)





                                                                Federated Latin American Growth Fund
                                                                  Federated Emerging Markets Fund
                                                            Pro Forma Combining Statements of Operations
                                                               Period Ended May 31, 1999 (unaudited)
                                                     -----------------------------------------------------------


                                                       Federated      Federated
                                                         Latin         Emerging
                                                       American        Markets         Pro Forma     Pro Forma
                                                       Growth Fund       Fund          Adjustment    Combined
Investment Income:
                                                     ---------------------------------------------------------------
Dividends                                               $  232,295       $664,357        $    -       $ 896,652 ***
                                                                   *              **
Interest                                                                    9,678                        18,794
                                                             9,116                            -
                                                     --------------  -------------   -----------    ------------
     Total investment income                               241,411        674,035
                                                                                                        915,446
Expenses:
Investment advisory fee                                                   290,897                       358,510
                                                            67,613                            -
Administrative personnel and services fee                   92,247         92,247      (92,247)
                                                                                                (a)      92,247
Custodian fees                                              19,043        133,095      (12,500)         139,638
                                                                                                (b)
Transfer and dividend disbursing agent
                                                                                              -
  fees and expenses                                         34,623         93,783                       116,777
                                                                                       (11,629) (c)
Directors' fees                                                738          1,201                         1,201
                                                                                          (738) (d)
Auditing fees                                               11,059         11,210
                                                                                       (11,059) (e)      11,210
Legal fees                                                   1,371          1,714
                                                                                        (1,371) (f)       1,714
Portfolio accounting fees                                   39,962         36,976
                                                                                       (39,962) (g)      36,976
Distribution services fee - Class B Shares                  14,564         39,869                        54,433
                                                                                              -
Distribution services fee - Class C Shares                   2,134          7,394                         9,528
                                                                                              -
Shareholder services fees - Class A Shares                   7,957         42,424                        50,381
                                                                                              -
Shareholder services fees - Class B Shares                   4,855         13,290                        18,145
                                                                                              -
Shareholder services fees - Class C Shares                     711          2,465                         3,176
                                                                                              -
Share registration costs                                    14,133         14,453
                                                                                       (13,133) (h)      15,453
Printing and postage                                        15,299         23,079
                                                                                       (15,299) (i)      23,079
Taxes                                                          637          2,368                         3,005
                                                                                              -
Insurance premiums                                           1,184          1,213       (1,184)           1,213
                                                                                                (j)
Miscellaneous                                                9,976          6,452                         6,452
                                                                                        (9,976) (k)
                                                     --------------  -------------   -----------    ------------
                                                     --------------  -------------   -----------    ------------
     Total expenses                                        338,106        814,130                       943,138
                                                                                      (209,098)
                                                     --------------  -------------   -----------    ------------
Waivers and reimbursements:
Waiver of investment advisory fee                         (67,613)      (167,761)        94,526       (140,848)
                                                                                                (l)
Reimbursement of other operating expenses                (145,375)                      145,375 (m)
                                                                                -                             -
                                                     --------------  -------------   -----------    ------------
     Total waivers and reimbursements                    (212,988)      (167,761)                     (140,848)
                                                                                        239,901
Net expenses                                               125,118        646,369                       802,290
                                                                                         30,803
                                                     --------------  -------------   -----------    ------------
                                                                                                    ------------
     Net investment income/(net operating loss)          $ 116,293       $ 27,666     $               $ 353,057
                                                                                        209,098
                                                     --------------  -------------   -----------    ------------
Realized and Unrealized Gain (Loss) on Investments:
  and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign    (1,120,961)      8,244,219 ****                7,123,258 ****
currency transactions                                                                         -
Net change in unrealized appreciation (depreciation) of investments
and
   translation of assets and liabilities in foreign      1,527,394      2,517,431
currency                                                                                      -       4,044,825
                                                     --------------  -------------   -----------    ------------
     Net realized and unrealized gain (loss) on            406,433     10,761,650
investments                                                                                   -      11,168,083
                                                     --------------  -------------   -----------    ------------
                                                                                     -----------
          Change in net assets resulting from            $ 522,726    $10,789,316                   $11,312,042
operations                                                                                    -
                                                     --------------  -------------   -----------    ------------

*  Net of foreign taxes withheld $28,428.
** Net of foreign taxes withheld $53,071.
*** Net of foreign taxes withheld $81,499.
**** Net of foreign taxes withheld $286,222.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)

                         Federated Emerging Markets Fund
              Notes to Pro Forma Combining Statements of Operations
                            Period Ended May 31, 1999


a) The administrative fee is based on the minimum of $125,000 per fund, plus an $30,000 per additional class.

b) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.

c) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders. [FServ is required to maintain the records of the Federated Latin American Growth Fund for a period of one year after the reorganization. The reduction is due to the combining of two portfolios into one.

d) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

e) Adjustment to reflect the audit fee reductions due to the combining of two portfolios into one.

f) Adjustment to reflect the legal fee reductions due to the combining of two portfolios into one.

g) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period. After the reorganization, the fee for Federated Emerging Markets Fund will continue to be based on the minimum.

h) Adjustment to reflect state registration costs for only the one combined fund.

i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

j) Adjustment to reflect the insurance reductions due to the combining of two portfolios into one.

k) Adjustment to reflect the miscellaneous expense reductions due to the combining of two portfolios into one.

l) Adjustment to reflect decrease in advisory fee waiver due to increased assets and reduced operating expenses as listed above.

m) Adjustment to reflect decrease in reimbursement due to increased assets and reduced operating expenses as listed above.

                         Federated Emerging Markets Fund
              Notes to Pro Forma Combining Statements of Operations
                          Year Ended November 30, 1998

a) The administrative fee is based on the minimum of $125,000 per fund, plus an $30,000 per additional class.

b) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.

c) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders. FServ is required to maintain the records of the Federated Latin American Growth Fund for a period of one year after the reorganization date.
     The reduction is due to the combining of two portfolios into one.

d) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

e) Adjustment to reflect the audit fee reductions due to the combining of two portfolios into one.

f) Adjustment to reflect the legal fee reductions due to the combining of two portfolios into one.

g) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the fund plus out-of-pocket expenses for the period. After the reorganization, the fee for Federated Emerging Markets Fund will continue to be based on the minimum.

h) Adjustment to reflect state registration costs for only the one combined fund.

i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

j) Adjustment to reflect the insurance reductions due to the combining of two portfolios into one.

k) Adjustment to reflect the miscellaneous expense reductions due to the combining of two portfolios into one.

l) Adjustment to reflect decrease in advisory fee waiver due to increased assets and reduced operating expenses as listed above.

m) Adjustment to reflect decrease in reimbursement due to increased assets and reduced operating expenses as listed above.


25009 (12/99)


FEDERATED LATIN AMERICAN GROWTH FUND
a Portfolio of
WORLD INVESTMENT SERIES, INC.
SPECIAL MEETING OF SHAREHOLDERS
February 11, 2000
------------------------------------------------------------

FEDERATED LATIN AMERICAN GROWTH FUND
a Portfolio of
WORLD INVESTMENT SERIES, INC.

CUSIP NO. 981487796
CUSIP NO. 981487788
CUSIP NO. 981487770

The undersigned shareholder(s) of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., hereby appoint(s) Heather M. Aland, Ann M. Scanlon, James O. Perry and William Haas, or any of them true and lawful proxies, with power of substitution of each, to vote all shares of Federated Latin American Growth Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on February 11, 2000, at 5800
Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at    2:00 p.m. (Eastern
Time)     and at any adjournment thereof.

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.

PROPOSAL

     TO APPROVE OR DISAPPROVE A PROPOSED AGREEMENT PURSUANT TO WHICH FEDERATED EMERGING MARKETS FUND, A PORTFOLIO OF WORLD INVESTMENT SERIES, INC., WOULD ACQUIRE ALL OF THE ASSETS OF FEDERATED LATIN AMERICAN GROWTH FUND IN EXCHANGE FOR CLASS A, B AND C SHARES OF FEDERATED EMERGING MARKETS FUND. FEDERATED LATIN AMERICAN GROWTH FUND WOULD THEN DISTRIBUTE THE SHARES OF FEDERATED EMERGING MARKETS FUND SO RECEIVED, PRO RATA, TO HOLDERS OF ITS CLASS A, B AND C SHARES IN COMPLETE LIQUIDATION AND TERMINATION OF FEDERATED LATIN AMERICAN GROWTH FUND.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS  X

KEEP THIS PORTION FOR YOUR RECORDS.
--------------------------------------------------------------

DETACH AND RETURN THIS PORTION ONLY.



FEDERATED LATIN AMERICAN GROWTH FUND a portfolio of World Investment Series,
Inc.

RECORD DATE SHARES: _________________


                              VOTE ON THE PROPOSAL
                               FOR AGAINST ABSTAIN
                                           ------- ---------- ----------


Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, Director, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.


-----------------------------------

-----------------------------------
Signature(s) of Shareholder(s)

Date: _____________________________